UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust

(Exact name of registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square. Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-888-272-0007 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-272-0007 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	20

2	CCM Alternative Income Fund

Fund Profile November 30, 2018

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	5.20%
Independence Realty Trust	3.49%
Starwood Property Trust	3.34%
Citigroup, 12/29/2049	3.33%
Skandinaviska Enskilda Banken MTN, 11/29/2049	3.26%
PGIM Global Short Duration High Yield Fund	2.93%
Crestwood Equity Partners	2.87%
Aircastle	2.85%
Invesco Dynamic Credit Opportunities Fund	2.72%
Washoe County, 02/01/2040	2.56%
32.55%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	8.25%
Closed-End Funds	7.59%
Consumer Discretionary	1.86%
Consumer Staples	1.68%
Corporate Bonds	16.36%
Energy	11.46%
FGLMC Single Family	0.01%
FHA Project Loans	6.10%
Financials	7.24%
FNMA Multifamily	1.01%
GNMA Multifamily	1.40%
Industrials	5.08%
Money Market Fund	3.77%
Municipal Bonds	24.88%
Real Estate	4.80%
Small Business Administration	0.09%
USDA Loan	4.62%
Utilities	3.19%
Warrants	0.40%
Liabilities in Excess of Other Assets	(9.79)%
100.00%

**	Excludes securities sold short.

(Unaudited)	3

Expenses November 30, 2018

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2018 and held for the six-month period ended November 30, 2018.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period* June 1, 2018 Through November 30, 2018
Actual	Institutional Shares	$1,000.00	$1,006.90	$10.92
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,014.19	$10.96

*	Expenses are equal to the annualized expense ratio of 2.17%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.69% for the period June 1, 2018 to November 30, 2018.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2018

	Shares/ Principal Amount	Value
COMMON STOCK - 29.70%
Consumer Discretionary - 1.86%
Six Flags Entertainment	11,003	$675,144

Consumer Staples - 1.68%
B&G Foods (a)	20,000	606,600

Energy - 8.64%
Crestwood Equity Partners (a) (b)	35,000	1,039,500
Enterprise Products Partners (a) (b)	32,000	840,000
Enviva Partners (b)	18,650	535,815
Targa Resources	15,300	682,839
US Well Services (d)	3,598	28,424
		3,126,578
Financials - 6.68%
Blackstone Mortgage Trust (a) (c)	13,100	459,810
Corporate Capital Trust	30,000	416,400
Starwood Property Trust (c)	54,000	1,207,980
Tiptree	61,060	334,609
		2,418,799
Industrials - 2.85%
Aircastle (a)	55,344	1,032,166

Real Estate - 4.80%
Independence Realty Trust (a) (c)	125,000	1,262,500
WP Carey (c)	7,000	474,250
		1,736,750
Utilities - 3.19%
Clearway Energy (a)	21,417	391,074
Pattern Energy Group (a)	37,000	765,530
		1,156,604
TOTAL COMMON STOCK
(Cost $10,127,369)		10,752,641

MUNICIPAL BONDS - 24.88%
Arizona - 0.05%
Pima County Industrial Development Authority
7.50%, 12/15/2018	$20,000	19,993

California - 2.18%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (e)	150,000	174,225
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (e)	280,000	316,999
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (e)	250,000	300,073
		791,297

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Florida - 2.97%
Miami-Dade County
7.50%, 04/01/2040 (e)	$500,000	$639,995
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (e)	405,000	435,213
		1,075,208
Georgia - 1.17%
Atlanta Development Authority
5.35%, 01/01/2035 (e)	400,000	422,232

Illinois - 1.35%
Bedford Park Village
6.57%, 12/01/2030 (e)	445,000	487,898

Maryland - 2.03%
Baltimore
5.38%, 09/01/2025 (e)	230,000	233,413
5.38%, 09/01/2030 (e)	500,000	501,440
		734,853
Massachusetts - 0.03%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	10,000	10,093

Missouri - 1.04%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (e)	365,000	376,873

Nevada - 2.56%
Washoe County
7.97%, 02/01/2040	675,000	926,782

New Jersey - 1.76%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	100,038
6.31%, 07/01/2026 (e)	495,000	535,625
		635,663
Ohio - 1.30%
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (e)	230,000	233,029
7.08%, 12/01/2040 (e)	235,000	239,399
		472,428
Oklahoma - 0.34%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (e)	120,000	124,064

Texas - 3.97%
Austin
5.75%, 11/15/2042 (e)	750,000	797,737
5.75%, 11/15/2042 (e)	300,000	316,851
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (e)	315,000	322,951
		1,437,539

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
Washington - 0.60%
King County Housing Authority
6.38%, 12/31/2046 (e)	$215,000	$217,249

West Virginia - 2.12%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2019 (e)	550,000	556,556
8.25%, 03/01/2035 (e)	195,000	210,134
		766,690
Wisconsin - 1.41%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (e)	475,000	510,141
TOTAL MUNICIPAL BONDS
(Cost $8,939,428)		9,009,003

CORPORATE BONDS - 16.36%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100,000	99,470
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	1,200,000	1,206,660
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (f)	250,000	260,000
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+4.075%, 03/26/2166	600,000	589,500
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	750,000	740,565
Goldman Sachs Group
5.00%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166	600,000	528,000
ING Groep
4.63%, 01/06/2026 (f)	250,000	248,940
JPMorgan Chase
5.99%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	860,000	862,150
Salvation Army
5.68%, 09/01/2031	100,000	109,640
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,200,000	1,179,000
YMCA of Greater New York
4.27%, 08/01/2024	100,000	101,130
TOTAL CORPORATE BONDS
(Cost $6,135,414)		5,925,055

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.23%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 5.74%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	$42,707	$5,624

FHA Project Loans - 6.10%
Pool A35272, 5.00%, 06/01/2035 (g) (h)	221,392	220,199
Pool Robin Ridge, 5.75%, 01/01/2035 (g) (h)	$105,317	104,555
Pool 023-98146, 6.51%, 07/01/2047 (g) (h)	1,824,975	1,882,923
		2,207,677
FNMA Multifamily - 1.01%
Pool 464296, 5.86%, 01/01/2028 (e)	330,841	365,137

GNMA Multifamily - 1.40%
Pool 2010-68, 4.28%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	719,948	113,838
Pool 699710, 5.43%, 07/15/2044 (e)	392,096	394,646
		508,484
Small Business Administration - 0.09%
Pool 2008-20C, 5.49%, 03/01/2028	30,386	31,966

USDA Loan - 4.62%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g) (h)	799,124	843,396
Pool Ryze, 7.00%, 06/25/2038	734,580	828,606
		1,672,002
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,882,062)		4,790,890

ASSET-BACKED SECURITIES - 8.25%
FREED Trust
3.61%, 07/18/2024 (f)	128,601	128,429
4.56%, 07/18/2024 (f)	100,000	99,930
HSI Asset Securitization Corp Trust
2.70%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	225,879
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	112,872	111,605
4.01%, 06/22/2043 (f)	133,027	132,445
Oportun Funding IX
4.50%, 07/08/2024 (f)	350,000	349,974
Oportun Funding VII
4.26%, 10/10/2023 (f)	340,000	339,175
Oportun Funding VIII
4.45%, 03/08/2024 (f)	375,000	374,838
Oportun Funding X
4.59%, 10/08/2024 (f)	700,000	701,764
TES
4.12%, 02/20/2048 (f)	244,161	232,583
4.33%, 10/20/2047 (f)	298,881	293,380
TOTAL ASSET-BACKED SECURITIES
(Cost $2,922,516)		2,990,002

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Shares/ Number of Warrants/ Contracts	Value
CLOSED-END FUNDS - 7.59%
BlackRock Municipal Income Quality Trust	30,000	$378,600
Eaton Vance Limited Duration Income Fund (e)	26,400	321,816
Invesco Dynamic Credit Opportunities Fund	90,000	986,400
PGIM Global Short Duration High Yield Fund	80,000	1,060,000
TOTAL CLOSED-END FUNDS
(Cost $2,917,909)		2,746,816

PREFERRED STOCK - 5.61%
Energy - 2.82%
Scorpio Tankers, 06/01/2019 (a) (i)	13,073	327,871
Targa Resources Partners, VAR ICE LIBOR USD 1 Month+7.710% (b)	26,520	692,437
		1,020,308
Financials - 0.56%
Chimera Investment, VAR ICE LIBOR USD 3 Month+5.791% (c)	8,000	203,600

Industrials - 2.23%
Seaspan Corp, 04/30/2019 (i)	32,000	808,000
TOTAL PREFERRED STOCK
(Cost $2,007,678)		2,031,908

WARRANTS - 0.40%
US Well Services	239,200	143,520
TOTAL WARRANTS
(Cost $181,829)		143,520

SHORT-TERM INVESTMENT - 3.77%
Money Market Fund - 3.77%
First American Government Obligations Fund, Cl Z, 2.08% (j)	1,363,306	1,363,306
TOTAL SHORT-TERM INVESTMENT
(Cost $1,363,306)		1,363,306

Total Investments (Cost $39,477,511) - 109.79%		$39,753,141
Liabilities in Excess of Other Assets, Net - (9.79)%		(3,546,721)
NET ASSETS - 100.00%		$36,206,420

EXCHANGE TRADED FUND SOLD SHORT - (0.86)%
iShares MSCI Australia Fund	(15,000)	(312,000)
Total Securities Sold Short
(Proceeds $338,546)		$(312,000)

PURCHASED OPTIONS - 0.63% (d) (k)
TOTAL PURCHASED OPTIONS
(Cost $286,894)	2,894	226,768

WRITTEN OPTIONS - (0.12)% (d) (k)
TOTAL WRITTEN OPTIONS
(Premiums Received $45,678)	(1,118)	(44,515)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

A list of the open futures contracts held by the Fund at November 30, 2018 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBT Mini DJIA	(3)	Dec-2018	$(390,323)	$(383,085)	$7,238
CBT 10-Year DSF	(14)	Dec-2018	(1,387,615)	(1,389,938)	(2,323)
CBT 5-Year DSF	(80)	Dec-2018	(7,882,802)	(7,908,750)	(25,948)
Russell 2000 Index E-MINI	(7)	Dec-2018	(604,048)	(537,110)	66,938
S&P 500 Index E-MINI	(15)	Dec-2018	(2,173,843)	(2,068,725)	105,118
U.S. 10-Year Treasury Notes	(24)	Dec-2018	(2,864,740)	(2,869,125)	(4,385)
U.S. 2-Year Treasury Notes	(11)	Dec-2018	(2,319,948)	(2,320,312)	(364)
U.S. 5-Year Treasury Notes	(23)	Dec-2018	(2,590,867)	(2,598,461)	(7,594)
U.S. Long Treasury Bond	(15)	Dec-2018	(2,129,721)	(2,107,969)	21,752
			$(22,343,907)	$(22,183,475)	$160,432

A list of the open options contracts held by the Fund at November 30, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.63% (d)
Call Options
Aircastle
Expires 04/20/2019, Strike Price $20.00	50	$93,250	$2,750
Alerian MLP ETF
Expires 12/22/2018, Strike Price $10.00	325	310,375	2,600
AMC Entertainment Holdings
Expires 12/22/2018, Strike Price $15.45	50	68,250	250
Expires 03/16/2019, Strike Price $14.45	155	211,575	16,275
Expires 03/16/2019, Strike Price $16.45	96	131,040	4,320
Expires 01/19/2019, Strike Price $15.45	122	166,530	4,270
Apple
Expires 12/22/2018, Strike Price $180.00	29	517,882	8,990
Clearway Energy
Expires 02/16/2019, Strike Price $17.50	152	277,552	19,760
Cleveland-Cliffs
Expires 12/22/2018, Strike Price $9.00	40	37,120	2,280

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Crestwood Equity Partners
Expires 01/19/2019, Strike Price $30.00	31	$92,070	$3,875
Expires 12/22/2018, Strike Price $30.00	56	166,320	4,704
Deutsche Bank
Expires 01/19/2019, Strike Price $12.00	120	109,920	240
Enterprise Products Partners
Expires 12/22/2018, Strike Price $27.00	50	131,250	2,000
International Paper
Expires 12/22/2018, Strike Price $47.50	20	92,380	1,360
iShares 20+ Year Treasury Bond ETF
Expires 01/19/2019, Strike Price $119.00	100	1,153,300	3,200
iShares Russell 2000 ETF
Expires 12/22/2018, Strike Price $155.00	10	152,620	1,860
PG&E Corp.
Expires 01/19/2019, Strike Price $30.00	20	52,760	2,960
Expires 01/19/2019, Strike Price $27.50	50	131,900	12,250
Scorpio Tankers
Expires 01/18/2020, Strike Price $2.00	345	71,415	20,700
SeaWorld Entertainment
Expires 12/22/2018, Strike Price $28.00	20	56,960	3,200
Targa Resources Corp.
Expires 12/22/2018, Strike Price $52.50	10	44,630	50
Vale
Expires 12/22/2018, Strike Price $13.50	61	83,570	3,843
Westrock
Expires 12/22/2018, Strike Price $47.50	20	94,220	2,320
Put Options
Clearway Energy
Expires 02/16/2019, Strike Price $15.00	160	292,160	800
Duke Energy Corp.
Expires 01/19/2019, Strike Price $80.00	35	309,995	875
General Electric
Expires 03/16/2019, Strike Price $7.00	235	176,250	16,450
Invesco QQQ Trust Series 1
Expires 12/22/2018, Strike Price $165.00	40	677,480	8,600
iShares China Large-Capital ETF
Expires 12/22/2018, Strike Price $40.00	55	231,110	3,080

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Notional Amount	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expires 01/19/2019, Strike Price $112.00	30	$334,380	$3,750
Expires 01/19/2019, Strike Price $113.00	75	835,950	15,000
Expires 12/22/2018, Strike Price $113.00	30	334,380	6,900
iShares iBoxx High Yield Corporate Bond ETF
Expires 01/19/2019, Strike Price $84.00	145	1,212,200	22,185
iShares MSCI Emerging Markets ETF
Expires 12/22/2018, Strike Price $40.00	50	205,400	3,750
iShares Russell 2000 ETF
Expires 12/22/2018, Strike Price $150.00	22	335,764	4,906
iShares U.S. Real Estate ETF
Expires 12/22/2018, Strike Price $78.00	20	163,560	640
Kellogg
Expires 12/22/2018, Strike Price $62.50	35	222,775	3,325
Walmart
Expires 01/19/2019, Strike Price $100.00	30	292,950	12,450
TOTAL PURCHASED OPTIONS
(Cost $286,894)			$226,768

WRITTEN OPTIONS - (0.12)% (d)
Call Options
Aircastle
Expires 12/22/2018, Strike Price $20.00	(51)	$(95,115)	$(510)
AMC Entertainment Holdings
Expires 03/16/2019, Strike Price $18.45	(151)	(206,115)	(3,020)
B&G Foods
Expires 12/22/2018, Strike Price $30.00	(24)	(72,792)	(2,520)
Expires 12/22/2018, Strike Price $32.50	(107)	(324,531)	(2,140)
Blackstone Mortgage Trust
Expires 12/22/2018, Strike Price $35.00	(82)	(287,820)	(4,100)
Independence Realty Trust
Expires 12/22/2018, Strike Price $10.00	(251)	(253,510)	(5,020)
International Paper
Expires 12/22/2018, Strike Price $50.00	(20)	(92,380)	(280)
Pattern Energy Group
Expires 12/22/2018, Strike Price $20.00	(110)	(227,590)	(14,300)
PG&E Corp.
Expires 01/19/2019, Strike Price $35.00	(22)	(58,036)	(880)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Six Flags Entertainment Corp.
Expires 12/22/2018, Strike Price $60.00	(30)	$(184,080)	$(6,960)
Expires 12/22/2018, Strike Price $62.50	(5)	(30,680)	(525)
Put Options
General Electric
Expires 01/19/2019, Strike Price $6.00	(200)	(150,000)	(3,600)
Kellogg
Expires 12/22/2018, Strike Price $55.00	(35)	(222,775)	(210)
Walmart
Expires 01/19/2019, Strike Price $80.00	(30)	(292,950)	(450)
TOTAL WRITTEN OPTIONS
(Premiums Received $45,678)			$(44,515)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At November 30, 2018, this security amounted to $3,107,752 or 8.58% of total net assets.
(c)	REIT - Real Estate Investment Trust.
(d)	Non-income producing security.
(e)	All or a portion of the shares have been committed as collateral for open short positions.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2018, these securities amounted to $3,273,063, which represents 9.04% of total net assets.

(g)	Level 3 security in accordance with fair value hierarchy.
(h)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2018 is $3,051,073, which represents 8.43% of total net assets.

(i)	Dividend rates currently not available.
(j)	The rate shown is the 7-day effective yield as of November 30, 2018.
(k)	Refer to table below for details on Options Contracts.

CBT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2018.

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$10,752,641	$—	$—		$10,752,641
Municipal Bonds	—	9,009,003	—		9,009,003
Corporate Bonds	—	5,925,055	—		5,925,055
U.S. Government & Agency Obligations	—	1,739,817	3,051,073		4,790,890
Asset-Backed Securities	—	2,990,002	—		2,990,002
Closed-End Funds	2,746,816	—	—		2,746,816
Preferred Stock	1,704,037	327,871	—		2,031,908
Warrants	—	143,520	—		143,520
Short-Term Investment	1,363,306	—	—		1,363,306
Total Assets	$16,566,800	$20,135,268	$3,051,073	*	$39,753,141

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Fund	$(312,000)	$—	$—	$(312,000)
Total Liabilities	$(312,000)	$—	$—	$(312,000)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$226,768	$—	$—	$226,768
Written Options	(44,515)	—	—	(44,515)
Futures**
Unrealized Appreciation	201,046	—	—	201,046
Unrealized Depreciation	(40,614)	—	—	(40,614)
Total Other Financial Instruments	$342,685	$—	$—	$342,685

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$3,097,093
Accrued discounts/premiums	(801)
Realized gain/(loss)	(729)
Change in appreciation/(depreciation)	(15,817)
Purchases	—
Sales	(28,657)
Amortization sold	(16)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2018	$3,051,073
Change in unrealized losses included in earnings related to securities still held at reporting date	$(15,817)

For the six-month ended November 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Statement of Assets and Liabilities as of November 30, 2018

Assets:
Investments, at fair value (identified cost — $39,477,511)	$39,753,141
Cash	54,683
Receivables:
Due from Broker	1,090,584
Dividends and interest	683,550
Capital shares sold	117,554
Investment securities sold	33,652
Variation margin	116
Options purchased, at value (cost — $286,894)	226,768
Prepaid expenses	7,986
Total Assets	$41,968,034
Liabilities:
Securities sold short (proceeds — $338,546)	$312,000
Payables:
Due to Broker	4,740,286
Dividend expense on securities sold short	340,275
Distributions to Shareholders	145,496
Capital shares redeemed	66,150
Variation margin	31,374
Investment advisory fees	22,461
Chief Compliance Officer fees	18,987
Investment securities purchased	11,372
Shareholder servicing fees	5,990
Administration fees	2,695
Trustees' fees	896
Foreign currency payable (Cost — $694)	681
Options written, at value (premiums received — $45,678)	44,515
Other accrued expenses	18,436
Total Liabilities	$5,761,614
Net Assets:	$36,206,420
Net Assets consist of:
Paid-in capital	$38,886,631
Total distributable loss	(2,680,211)
Net Assets	$36,206,420
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,897,257 shares outstanding)	$36,206,420
Net Asset Value, offering and redemption price per share —Institutional	$9.29

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statement of Operations for the six-month period ended
November 30, 2018

Investment Income:
Dividends	$492,553
Dividends from Master Limited Partnerships	99,435
Interest	714,998
Less: Foreign Taxes Withheld	(1,216)
Total investment income	1,305,770
Expenses:
Investment advisory fees	137,327
Shareholder servicing fees	36,621
Prime Broker fees	129,654
Dividend expense on securities sold short	20,764
Professional fees	18,499
Accounting and administration fees	16,480
Registration and filing expenses	9,980
Custodian fees	7,069
Trustees' fees	4,313
Chief Compliance Officer fees	3,854
Printing fees	3,732
Transfer agent fees	2,849
Other	6,878
Total expenses	398,020
Net investment income	907,750
Realized and unrealized gain (loss) on:
Net realized gain on investments	457,533
Net realized loss on securities sold short	(250,985)
Net realized loss on futures contracts	(20,275)
Net realized loss on options	(136,324)
Net realized loss on foreign currency transactions	(3,756)
Net realized gain	46,193
Net change in unrealized appreciation/(depreciation) on investments	(930,586)
Net change in unrealized appreciation/(depreciation) on securities sold short	56,713
Net change in unrealized appreciation/(depreciation) on futures contracts	196,802
Net change in unrealized appreciation/(depreciation) on options	2,153
Net change in unrealized appreciation/(depreciation) on foreign currency translation	13
Net change in unrealized appreciation/(depreciation)	(674,905)
Net realized and unrealized loss	(628,712)
Net increase in net assets resulting from operations:	$279,038

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Fiscal Year Ended May 31, 2018
Operations:
Net investment income	$907,750	$1,436,077
Net realized gain on investments, securities sold short, futures contracts, options and foreign currency transactions	46,193	40,327
Net change in unrealized depreciation on investments, securities sold short, futures contracts, options and foreign currency translation	(674,905)	(136,509)
Net increase in net assets resulting from operations	279,038	1,339,895
Distributions (1)	(908,562)	(1,401,612)
Return of Capital	—	(213,382)
Total distributions	(908,562)	(1,614,994)
Capital share transactions:
Institutional
Shares issued	3,878,794	8,587,090
Shares reinvested	608,654	1,249,817
Shares redeemed	(3,162,501)	(4,549,245)
Increase in net assets from capital share transactions	1,324,947	5,287,662
Increase in net assets	695,423	5,012,563
Net Assets:
Beginning of period/year	35,510,997	30,498,434
End of period/year	$36,206,420	$35,510,997 (2)
Share Transactions:
Institutional
Shares issued	407,683	903,796
Shares reinvested	63,991	131,702
Shares redeemed	(330,129)	(477,739)
Increase in shares	141,545	557,759
Institutional outstanding at beginning of period/year	3,755,712	3,197,953
Institutional at end of period/year	3,897,257	3,755,712

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).
(2)

Includes distributions in excess of net investment income of $(86,181) at May 31, 2018. The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income effective for periods after November 5, 2018 (See Note 8).

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statement of Cash Flows for the six-month period ended
November 30, 2018

Cash Flows from Operating Activities:
Net increase in net assets derived from investment operations	$279,038
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(36,474,639)
Proceeds from sale of investments	39,892,219
Purchased options/purchases to cover written options and securities sold short	1,987,362
Proceeds from sale of options/expired options and securities sold short	(5,201,364)
Net realized gain (loss) on:
Investments	(457,533)
Options	136,324
Securities sold short	250,985
Net change in unrealized appreciation (depreciation) on:
Investments	930,586
Options	(2,153)
Securities sold short	(56,713)
Changes in assets:
Dividends and interest	(299,218)
Investment securities sold	159,843
Variation margin receivable	31,522
Due from broker	68,603
Prepaid expenses	3,726
Changes in liabilities:
Investment securities purchased	(377,033)
Variation margin payable	14,452
Investment advisory fees	4,124
Dividend expense on securities sold short	331,610
Stock loan fees payable	(7,151)
Shareholder servicing fees	31
Administration fees	13
Chief Compliance Officer fees	1,128
Trustees' fees	185
Due to custodian	(678)
Due to broker	(1,565,992)
Foreign currency	681
Other accrued expenses	(24,401)
Net cash used in operating activities	(374,443)
Cash Flows from Financing Activities:
Shares issued	3,788,334
Distributions to shareholders	(193,314)
Shares redeemed	(3,165,894)
Net cash provided by financing activities	429,126
Net change in cash	54,683
Cash at beginning of period	—
Cash at end of period	$54,683
Supplemental Non-Cash Activities:
Reinvestment of dividend distributions	$608,654

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

	Institutional
	For the Six-Month Period Ended Nov. 30, 2018 (Unaudited)		For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Period/Year	$9.46		$9.54	$9.66		$10.13	$10.51	$10.00
Investment Operations:
Net investment income (a)	0.24		0.41	0.40		0.38	0.36	0.22
Net realized and unrealized gain (loss) on investments	(0.17)		(0.03)	(0.08)		(0.45)	(0.38)	0.50
Total from investment operations	0.07		0.38	0.32		(0.07)	(0.02)	0.72
Distributions from:
Net investment income	(0.24)		(0.40)	(0.38)		(0.37)	(0.34)	(0.21)
Net capital gains	—		—	—		—	—	— (b)
Net return of capital	—		(0.06)	(0.06)		(0.03)	(0.02)	—
Total distributions	(0.24)		(0.46)	(0.44)		(0.40)	(0.36)	(0.21)
Net Asset Value, End of Period/Year	$9.29		$9.46	$9.54		$9.66	$10.13	$10.51
Total return	0.69	%(c)	4.10%	3.41%		(0.63)%	(0.19)%	7.24%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$36,206		$35,511	$30,498		$30,432	$31,026	$16,241
Ratio of expenses to average net assets
Before fee waiver	2.17	%(d)	2.73%	3.10%		2.83%	2.90%	4.65%
After fee waiver (e)	2.17	%(d)	2.59%	2.94%		2.76%	2.62%	2.89%
Ratio of net investment income to average net assets	4.96	%(d)	4.36%	4.19%		3.89%	3.47%	2.16%
Portfolio turnover rate	39	%(g)	71%	87	%(f)	86%	131%	109%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	The amount represents less than $0.01 per share.
(c)	Total return is for the period indicated and has not been annualized.
(d)	Annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.35% for the period ended November 30, 2018, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(f)	Changed from 47% to 87%. Revision not considered material.
(g)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2018

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2018, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,051,073.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to

(Unaudited)	21

measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2018, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$ 2,207,677	Matrix Pricing	Structure

2 out of lockout with remaining maturity term range 6.93 - 16.10 years (11.51 year average maturity). 1 has a remaining maturity term of 28.60 years, a remaining Lockout period of 3.53 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).

			Average Life	0.31 years - 4.40 years (1.67 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+233 - N+235 (N+234)
			Offered Quotes Variance to Mark	-0.25% - +0.98% (0.51%)

22	CCM Alternative Income Fund

Financial Asset	Fair Value at November 30, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - USDA Loan	$ 843,396	Matrix Pricing	Structure	40 year term (No Prepayment Penalty)
			Coupon	5.95%
			Spread to Benchmark	211/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

(Unaudited)	23

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2018.

24	CCM Alternative Income Fund

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2018.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the

(Unaudited)	25

proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2018 were as follows:

	Shares	Amount
Institutional
Shares issued	407,683	$3,878,794
Shares reinvested	63,991	608,654
Shares redeemed	(330,129)	(3,162,501)
Net Increase	141,545	$1,324,947

26	CCM Alternative Income Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
Institutional
Shares issued	903,796	$8,587,090
Shares reinvested	131,702	1,249,817
Shares redeemed	(477,739)	(4,549,245)
Net Increase	557,759	$5,287,662

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the six-month period ended November 30, 2018, were as follows:

Purchases:
U.S. Government	$–
Other	16,379,062
Sales and Maturities:
U.S. Government	$31,187
Other	19,238,611

At November 30, 2018, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$39,477,511
Gross unrealized appreciation	1,267,085
Gross unrealized depreciation	(991,455)
Net appreciation on investments	$275,630

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

(Unaudited)	27

The fair value of derivative instruments as of November 30, 2018, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Equity contracts	Net unrealized appreciation on futures contracts*	$179,294	$—
Interest rate contracts	Net unrealized depreciation on futures contracts*	21,752	(40,614)
	Options purchased, at value/Options written, at value	226,768	(44,515)
		$427,814	$(85,129)

*	Amounts are included in Due from/to broker on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2018, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$9,364	$(6,210)	$3,154
Interest rate contracts Futures Contracts	92,550	79,359	171,909
Equity contracts Futures Contracts	(122,189)	123,653	1,464
Options	(136,324)	2,153	(134,171)
	$(156,599)	$198,955	$42,356

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the six-month period ended November 30, 2018:

	Currency Contracts ($)	Interest Rate Contracts ($)	Equity Contracts ($)
Futures Contracts:
Average Notional Balance Long	—	—	—
Average Notional Balance Short	411,228	19,926,211	3,348,385
Option Contracts:
Average Notional Balance Long	—	—	211,977
Average Notional Balance Short	—	—	49,385

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

28	CCM Alternative Income Fund

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of November 30, 2018				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Cowen	$116	$(31,374)	$(31,258)	$—	$—	$(31,258)
Total	$116	$(31,374)	$(31,258)	$—	$—	$(31,258)

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2018				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$312,000	$312,000	$—	$—	$312,000
Total	$—	$312,000	$312,000	$—	$—	$312,000

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the six-month period ended November 30, 2018, the Advisor was entitled to receive advisory fees of $137,327. Prior to March 1, 2018, the annual rate for the advisory fee was 1.00%

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and

(Unaudited)	29

administrative support services through May 31, 2019. For the six-month period ended November 30, 2018, the Fund incurred expenses under the Services Plan of $36,621.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.40% of the average daily net assets of the Institutional Shares. The Advisor did not waive any of these fees during the six-month period ended November 30, 2018. The Advisor may not recoup waived fees and reimbursed expenses. Prior to March 1, 2018, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceeded 1.60% of the average daily net assets of the Institutional Shares.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2018	Fiscal Year Ended May 31, 2017
Distributions declared from:
Ordinary income	$1,401,612	$1,231,158
Return of Capital	213,382	183,812
Total Distributions	$1,614,994	$1,414,970

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

30	CCM Alternative Income Fund

As of May 31, 2018, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,667,835)
Other temporary differences	(390,930)
Unrealized appreciation, net	1,008,078
Accumulated losses, net	$(2,050,687)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2018, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$2,667,835	$ —	$2,667,835

During the year ended May 31, 2018, the Fund utilized $788,082 in capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and

(Unaudited)	31

purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating

32	CCM Alternative Income Fund

additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

(Unaudited)	33

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 10 – CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 2, 2018, the Trust by action of the Board upon the recommendation of the Trust’s Audit Committee engaged Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending May 31, 2019. During the Fund’s fiscal years ended May 31, 2018 and May 31, 2017, neither the Trust, the Fund nor anyone on their behalf has consulted with Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended (“Regulation S-K”)) or reportable events (as described in paragraph (a)(l)(v) of said Item 304).

Grant Thornton LLP (“Grant Thornton”) was dismissed as the independent registered public accounting firm to the Trust effective November 6, 2018. Grant Thornton’s reports on the Fund’s financial statements for the fiscal years ended May 31, 2018 and May 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended May 31, 2018 and May 31, 2017, (i) there were no disagreements with Grant Thornton on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Grant Thornton, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(l)(v) of Regulation S-K.

Note 11 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

34	CCM Alternative Income Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

  Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-888-272-0007 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-272-0007 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

(Unaudited)	1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	41

2	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2018

Top Ten Holdings*
(% of Net Assets)

U.S. Treasury Bills, 2.11%, 12/06/2018	1.26%
Oportun Funding VIII, Ser 2018-A , Cl A 3.61%, 03/08/2024	0.95%
USDA Loan, 7.00%, 06/25/2038	0.80%
Bank of America, 3.50%, 05/17/2022	0.68%
FNMA Multifamily, 3.39%, 03/01/2033	0.64%
FNMA Multifamily, 3.15%, 03/01/2028	0.54%
GNMA Multifamily, Cl EA 2.65%, 08/16/2058	0.53%
GNMA Multifamily, 2.40%, 02/16/2058	0.52%
Oportun Funding IX, Ser 2018-B, Cl A 3.91%, 07/08/2024	0.51%
FNMA Single Family, 4.00%, 06/01/2048	0.47%
6.90%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	4.24%
Corporate Bonds	1.66%
FGLMC Multifamily	0.25%
FGLMC Single Family	9.25%
FHA Project Loans	0.49%
FNMA Multifamily	11.23%
FNMA Single Family	19.51%
FRESB Multifamily	0.10%
GNMA Multifamily	23.63%
GNMA Single Family	2.26%
HUD	0.42%
Municipal Bonds	17.96%
Short-Term Investment	4.19%
Small Business Administration	2.94%
Small Business Administration Participation Certificates	0.04%
Small Business Investment Company	0.03%
U.S. Treasury Bills	1.26%
USDA Loan	0.83%
Liabilities in Excess of Other Assets	(0.29)%
100.00%

(Unaudited)	3

Expenses November 30, 2018

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2018 and held for the six-month period ended November 30, 2018.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period* June 1, 2018 Through November 30, 2018
Actual	CRA Shares	$1,000.00	$997.20	$4.61
	Institutional Shares	1,000.00	1,000.40	2.36
	Retail Shares	1,000.00	997.70	4.11
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.50	$4.66
	Institutional Shares	1,000.00	1,022.70	2.38
	Retail Shares	1,000.00	1,021.00	4.15

*	Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -0.28%, 0.04% and -0.23% for the period June 1, 2018 to November 30, 2018 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2018

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.24%
FGLMC Multifamily - 0.25%
Pool KF36, 2.65%(ICE LIBOR USD 1 Month+0.340%), 08/25/2024	$4,980,406	$4,974,180

FGLMC Single Family - 9.25%
Pool Q16506, 3.00%, 02/01/2043	44,929	43,011
Pool Q40627, 3.00%, 05/01/2046	4,538,901	4,331,873
Pool Q41877, 3.00%, 07/01/2046	3,824,861	3,650,398
Pool Q43158, 3.00%, 09/01/2046	1,742,172	1,662,710
Pool Q44344, 3.00%, 11/01/2046	587,188	560,313
Pool Q44395, 3.00%, 11/01/2046	2,251,968	2,148,897
Pool Q45623, 3.00%, 01/01/2047	4,895,425	4,671,276
Pool Q07121, 3.50%, 04/01/2042	96,717	94,882
Pool Q07398, 3.50%, 04/01/2042	121,823	120,387
Pool Q37430, 3.50%, 11/01/2045	463,761	456,681
Pool Q38376, 3.50%, 01/01/2046	1,744,633	1,717,821
Pool Q39359, 3.50%, 03/01/2046	2,732,847	2,690,280
Pool Q40641, 3.50%, 05/01/2046	1,865,116	1,835,701
Pool Q45628, 3.50%, 01/01/2047	4,554,985	4,477,936
Pool Q47221, 3.50%, 03/01/2047	1,079,831	1,060,062
Pool Q48279, 3.50%, 05/01/2047	1,504,522	1,477,251
Pool Q49035, 3.50%, 06/01/2047	1,935,798	1,899,679
Pool Q49605, 3.50%, 07/01/2047	796,598	782,160
Pool Q50393, 3.50%, 09/01/2047	2,892,363	2,837,559
Pool Q50943, 3.50%, 09/01/2047	2,107,095	2,067,985
Pool Q51685, 3.50%, 10/01/2047	3,173,540	3,113,388
Pool V83539, 3.50%, 10/01/2047	2,822,948	2,771,078
Pool Q52610, 3.50%, 11/01/2047	3,130,014	3,071,920
Pool V83815, 3.50%, 12/01/2047	1,372,879	1,346,988
Pool Q53325, 3.50%, 01/01/2048	2,381,795	2,338,622
Pool Q54012, 3.50%, 01/01/2048	2,787,464	2,736,920
Pool Q54511, 3.50%, 02/01/2048	2,937,137	2,881,412
Pool Q54585, 3.50%, 02/01/2048	5,076,815	4,980,480
Pool Q54876, 3.50%, 03/01/2048	1,874,828	1,839,262
Pool Q55002, 3.50%, 03/01/2048	2,856,078	2,801,900
Pool A95574, 4.00%, 12/01/2040	175,096	177,562
Pool A97097, 4.00%, 02/01/2041	67,705	68,116
Pool A97712, 4.00%, 03/01/2041	435,578	441,721
Pool Q03658, 4.00%, 10/01/2041	463,781	468,556
Pool Q04226, 4.00%, 10/01/2041	300,788	302,629
Pool Q39374, 4.00%, 03/01/2046	83,998	84,638
Pool Q47223, 4.00%, 03/01/2047	1,718,821	1,730,810
Pool Q47775, 4.00%, 04/01/2047	1,196,256	1,205,487
Pool Q48287, 4.00%, 05/01/2047	3,367,215	3,390,798
Pool Q48819, 4.00%, 06/01/2047	3,191,158	3,215,949
Pool Q49040, 4.00%, 06/01/2047	6,043,587	6,085,915
Pool Q49606, 4.00%, 07/01/2047	4,320,804	4,351,066
Pool Q49898, 4.00%, 08/01/2047	1,842,844	1,855,317
Pool Q50397, 4.00%, 08/01/2047	3,842,665	3,869,578
Pool Q50951, 4.00%, 09/01/2047	3,234,879	3,257,536
Pool Q51686, 4.00%, 10/01/2047	2,633,628	2,651,454
Pool V83540, 4.00%, 10/01/2047	2,046,300	2,059,407

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool Q01597, 4.00%, 01/01/2048	$1,685,755	$1,697,191
Pool Q53883, 4.00%, 01/01/2048	1,154,173	1,163,745
Pool Q54586, 4.00%, 02/01/2048	5,976,306	6,018,294
Pool Q54877, 4.00%, 02/01/2048	1,393,723	1,403,515
Pool Q55004, 4.00%, 03/01/2048	2,735,944	2,755,167
Pool Q55631, 4.00%, 04/01/2048	4,038,725	4,063,608
Pool Q56253, 4.00%, 05/01/2048	4,965,275	4,995,826
Pool Q56469, 4.00%, 06/01/2048	2,776,356	2,795,143
Pool Q56900, 4.00%, 06/01/2048	3,321,102	3,341,483
Pool Q57029, 4.00%, 07/01/2048	2,488,497	2,503,749
Pool Q57388, 4.00%, 07/01/2048	1,701,461	1,711,889
Pool Q57694, 4.00%, 08/01/2048	2,054,651	2,067,261
Pool Q58271, 4.00%, 09/01/2048	1,777,205	1,789,733
Pool Q58366, 4.00%, 09/01/2048	864,787	871,552
Pool Q58774, 4.00%, 10/01/2048	3,099,790	3,121,642
Pool Q59058, 4.00%, 10/01/2048	2,471,841	2,486,970
Pool Q59686, 4.00%, 11/01/2048	1,466,038	1,476,010
Pool Q60213, 4.00%, 12/01/2048	2,493,033	2,508,292
Pool A91363, 4.50%, 03/01/2040	296,817	306,818
Pool A91756, 4.50%, 03/01/2040	309,323	319,543
Pool A92905, 4.50%, 06/01/2040	133,503	137,300
Pool A93467, 4.50%, 08/01/2040	288,524	298,259
Pool Q01597, 4.50%, 05/01/2041	297,902	306,379
Pool Q02377, 4.50%, 07/01/2041	165,432	170,139
Pool Q47624, 4.50%, 04/01/2047	1,100,984	1,136,538
Pool Q48294, 4.50%, 05/01/2047	1,334,128	1,376,560
Pool Q49044, 4.50%, 07/01/2047	2,433,601	2,508,023
Pool Q49608, 4.50%, 07/01/2047	1,018,971	1,051,175
Pool Q49902, 4.50%, 08/01/2047	382,718	394,890
Pool Q55774, 4.50%, 04/01/2048	2,237,565	2,309,493
Pool 56906, 4.50%, 05/01/2048	3,694,938	3,808,682
Pool Q56476, 4.50%, 05/01/2048	3,787,446	3,895,455
Pool 57388, 4.50%, 06/01/2048	3,168,655	3,270,763
Pool Q57906, 4.50%, 08/01/2048	2,876,697	2,969,399
Pool Q59454, 4.50%, 09/01/2048	1,042,899	1,076,507
Pool Q58775, 4.50%, 10/01/2048	2,733,194	2,817,472
Pool Q60215, 4.50%, 11/01/2048	2,352,184	2,419,271
Pool A68734, 5.00%, 07/01/2037	19,351	20,236
Pool A91364, 5.00%, 03/01/2040	411,188	432,413
Pool A92906, 5.00%, 07/01/2040	306,021	321,000
Pool A56707, 5.50%, 01/01/2037	67,740	71,952
Pool A58653, 5.50%, 03/01/2037	58,401	62,033
Pool A68746, 5.50%, 10/01/2037	143,122	152,023
Pool A76192, 5.50%, 04/01/2038	293,804	312,076
Pool A76444, 5.50%, 04/01/2038	112,066	119,035
Pool A78742, 5.50%, 06/01/2038	809,739	864,847
Pool G06072, 6.00%, 06/01/2038	488,244	535,580
Pool G06073, 6.50% 10/01/2037	800,703	914,064
		182,834,366
FHA Project Loans - 0.49%
Pool 023-98141, 6.00%, 03/01/2047 (a)(g)	2,917,405	2,956,265
Pool St. Michael, 6.20%, 09/01/2050 (a)(g)	5,578,923	5,772,004
Pool 023-98146, 6.51%, 07/01/2047 (a)(g)	594,941	613,832
Pool 034-A35271, 6.95%, 06/01/2035 (a)(g)	223,552	222,347

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Reilly, 7.43% 08/25/2021 (a)(g)	$48,577	$48,348
		9,612,796
FNMA Multifamily - 11.23%
Pool AM6550, 1.21%, 01/01/2019	18,746	18,691
Pool AM2208, 1.81%, 01/01/2020	664,769	654,776
Pool AN2159, 2.06%, 12/01/2022	1,447,007	1,427,286
Pool AN3157, 2.25%, 10/01/2026	4,473,785	4,131,732
Pool 471510, 2.29%, 06/01/2019	219,938	218,764
Pool AN1684, 2.30%, 06/01/2023	2,694,050	2,598,887
Pool AM2274, 2.31%, 01/01/2023	222,980	216,157
Pool AM1114, 2.34%, 11/01/2022	1,103,904	1,072,458
Pool AM8728, 2.41%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,784,702	2,767,805
Pool AM1718, 2.46%, 02/01/2023	896,168	872,346
Pool AM2198, 2.48%, 01/01/2023	99,399	96,953
Pool AN3584, 2.53%, 11/01/2028	1,000,000	912,679
Pool AN1381, 2.56%, 08/01/2026	929,672	880,010
Pool AM4701, 2.57%, (ICE LIBOR USD 1 Month+0.490%), 11/01/2023	3,676,757	3,673,752
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,107,160
Pool AM8148, 2.68%, 03/01/2027	988,721	939,235
Pool AN1428, 2.69%, 04/01/2026	596,413	570,399
Pool AN0668, 2.75%, 10/01/2021	5,010,785	4,943,450
Pool AN0761, 2.75%, 10/01/2021	2,771,804	2,734,840
Pool AN0777, 2.75%, 11/01/2021	5,644,992	5,568,145
Pool AM9007, 2.78%, 05/01/2025	492,444	477,498
Pool AN0454, 2.80%, 02/01/2026	1,165,358	1,127,442
Pool AM8561, 2.82%, 04/01/2025	4,208,645	4,091,710
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,319,971
Pool AN0876, 2.85%, 02/01/2026	1,427,652	1,386,028
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,138,382
Pool 471460, 2.88%, 06/01/2022	886,045	877,362
Pool AM7627, 2.95%, 01/01/2025	2,946,607	2,883,360
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,512,725
Pool 471372, 2.96%, 05/01/2022	352,622	350,091
Pool AN5781, 2.96%, 06/01/2029	390,657	371,592
Pool AM9592, 2.97%, 01/01/2023	1,750,622	1,732,384
Pool AN8458, 2.97%, 02/01/2025	5,000,000	4,891,005
Pool AN5536, 2.97%, 05/01/2027	3,345,425	3,242,423
Pool AN6926, 3.00%, 11/01/2032	1,032,212	951,094
Pool AN0915, 3.01%, 02/01/2026	477,408	467,160
Pool AN7354, 3.03%, 11/01/2027	2,731,978	2,643,277
Pool AN3838, 3.05%, 01/01/2022	487,333	485,441
Pool AN5273, 3.06%, 05/01/2027	411,834	399,817
Pool AN6579, 3.06%, 09/01/2027	1,495,711	1,454,517
Pool AN5758, 3.09%, 06/01/2027	1,543,373	1,503,183
Pool AN4301, 3.15%, 01/01/2027	500,000	490,662
Pool AN8567, 3.15%, 03/01/2028	10,978,124	10,663,870
Pool AN4045, 3.15%, 01/01/2029	6,300,000	5,993,773
Pool AN8521, 3.19%, 03/01/2028	3,000,000	2,913,177
Pool AN9141, 3.20%, 05/01/2025	5,810,000	5,744,067
Pool AN6262, 3.20%, 08/01/2027	524,795	514,363
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,291,705
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,218,651
Pool AN4133, 3.21%, 01/01/2033	242,117	227,979

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool AM8227, 3.21%, 03/01/2033	$94,002	$88,542
Pool AM9393, 3.23%, 07/01/2025	946,976	950,551
Pool AN5792, 3.30%, 04/01/2034	939,503	882,178
Pool AM9780, 3.31%, 03/01/2031	1,446,709	1,376,687
Pool AN8863, 3.33%, 03/01/2028	2,970,479	2,920,322
Pool AM6620, 3.34%, 08/01/2024	558,419	558,920
Pool AN4425, 3.34%, 01/01/2032	3,000,000	2,862,561
Pool AN8814, 3.36%, 04/01/2028	991,340	976,614
Pool AN4505, 3.36%, 02/01/2032	991,693	952,632
Pool 470414, 3.37%, 01/01/2022	220,780	220,232
Pool AM3973, 3.37%, 07/01/2023	3,337,206	3,364,680
Pool AN4770, 3.38%, 03/01/2027	4,293,631	4,264,558
Pool AN4978, 3.39%, 03/01/2033	13,250,000	12,579,812
Pool AN5418, 3.40%, 05/01/2033	750,000	707,314
Pool AM5883, 3.41%, 05/01/2024	1,299,020	1,305,785
Pool AM5986, 3.44%, 06/01/2026	600,000	597,528
Pool AN9534, 3.45%, 06/01/2025	2,484,452	2,495,657
Pool AN4404, 3.45%, 01/01/2027	700,584	698,887
Pool 469683, 3.54%, 11/01/2021	1,543,067	1,557,427
Pool BL0478, 3.57%, 10/01/2025	7,491,398	7,578,535
Pool AN9020, 3.57%, 04/01/2030	6,715,000	6,601,932
Pool AN4782, 3.69%, 02/01/2037	1,657,434	1,583,828
Pool AN1108, 3.76%, 03/01/2046	286,931	276,563
Pool AN0582, 3.78%, 01/01/2031	407,249	406,124
Pool AN4171, 3.79%, 01/01/2035	827,299	822,180
Pool AN9844, 3.80%, 07/01/2030	1,642,775	1,657,894
Pool 469075, 3.82%, 09/01/2021	667,290	678,987
Pool Gateway, 3.82%, 01/01/2026	1,000,000	1,007,812
Pool AM9376, 3.83%, 07/01/2045	475,550	465,286
Pool 466973, 3.85%, 01/01/2021	2,035,024	2,059,392
Pool 469094, 3.90%, 09/01/2026	154,913	156,526
Pool 468980, 3.95%, 09/01/2021	708,289	720,851
Pool AN0360, 3.95%, 12/01/2045	100,000	96,892
Pool 468263, 3.98%, 06/01/2021	3,534,704	3,593,846
Pool AN4676, 4.10%, 03/01/2047	1,316,480	1,319,115
Pool AM5197, 4.20%, 01/01/2030	394,283	407,073
Pool 465435, 4.22%, 07/01/2020	416,935	423,568
Pool 467899, 4.23%, 04/01/2021	418,482	427,415
Pool 467460, 4.33%, 04/01/2021	705,745	722,346
Pool 463873, 4.38%, 11/01/2019	373,628	377,565
Pool 467315, 4.46%, 02/01/2021	359,462	368,196
Pool 467732, 4.57%, 04/01/2021	265,366	264,829
Pool 468251, 4.76%, 06/01/2026	569,486	598,862
Pool 464133, 4.85%, 01/01/2025	1,930,488	2,015,061
Pool 387517, 5.02%, 08/01/2020	567,608	578,113
Pool 466907, 5.13%, 03/01/2026	376,823	401,639
Pool 387215, 5.19%, 01/01/2023	406,936	420,098
Pool 465394, 5.20%, 03/01/2026	507,112	534,490
Pool 463895, 5.25%, 10/01/2025	350,402	387,956
Pool 464523, 5.51%, 07/01/2024	1,003,380	1,087,183
Pool 874487, 5.52%, 05/01/2025	466,664	505,457
Pool 873550, 5.55%, 04/01/2024	213,330	226,624
Pool 463000, 5.58%, 08/01/2021	1,194,494	1,244,514
Pool 467505, 5.66%, 03/01/2023	783,120	841,452
Pool 874481, 5.75%, 04/01/2022	3,264,438	3,389,880

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 387005, 5.95%, 06/01/2022	$322,362	$325,590
Pool 873949, 5.95%, 09/01/2024	1,176,978	1,232,193
Pool 463839, 5.96%, 11/01/2027	626,796	680,725
Pool 873679, 6.10%, 06/01/2024	413,086	437,845
Pool 467914, 6.10%, 04/01/2041	501,276	567,914
Pool 463997, 6.12%, 12/01/2027	928,489	1,028,749
Pool 958614, 6.22%, 04/01/2027	345,865	374,325
Pool 464836, 6.23%, 03/01/2028	1,625,305	1,725,137
Pool 465260, 6.33%, 06/01/2028	1,472,733	1,665,139
Pool 464254, 6.34%, 11/01/2027	2,459,249	2,754,602
Pool 464969, 6.34%, 04/01/2028	2,501,497	2,838,216
Pool 874736, 6.43%, 10/01/2025	420,538	456,820
Pool 464632, 6.50%, 02/01/2028	462,096	470,022
Pool 465588, 6.55%, 07/01/2028	561,328	632,130
Pool 466756, 6.59%, 12/01/2028	1,712,753	1,954,771
Pool 464573, 6.72%, 02/01/2040	2,192,318	2,398,322
Pool 466595, 6.78%, 11/01/2025	3,537,304	4,119,350
Pool 469854, 8.26% 12/01/2026	1,568,743	1,954,414
		221,995,469
FNMA Single Family - 19.51%
Pool AB6333, 3.00%, 09/01/2042	728,312	700,593
Pool AP7482, 3.00%, 09/01/2042	118,707	114,190
Pool AP9712, 3.00%, 09/01/2042	386,036	371,163
Pool AB7486, 3.00%, 12/01/2042	1,144,570	1,100,295
Pool AR5591, 3.00%, 01/01/2043	75,240	72,350
Pool AT1983, 3.00%, 04/01/2043	770,011	740,186
Pool AB9496, 3.00%, 05/01/2043	70,429	67,688
Pool AR6415, 3.00%, 05/01/2043	374,498	359,991
Pool AT0343, 3.00%, 05/01/2043	258,703	248,708
Pool AS7134, 3.00%, 05/01/2046	1,608,928	1,537,575
Pool AS7340, 3.00%, 06/01/2046	5,515,278	5,264,684
Pool BC1141, 3.00%, 06/01/2046	1,280,335	1,222,161
Pool AS7521, 3.00%, 07/01/2046	4,781,794	4,564,527
Pool BD0472, 3.00%, 07/01/2046	1,252,030	1,195,171
Pool AS7816, 3.00%, 08/01/2046	4,824,812	4,605,582
Pool BC2796, 3.00%, 08/01/2046	2,050,883	1,957,696
Pool AS7899, 3.00%, 09/01/2046	2,431,865	2,321,366
Pool BD6343, 3.00%, 09/01/2046	1,021,567	974,576
Pool AS8079, 3.00%, 10/01/2046	2,985,374	2,849,730
Pool BC4722, 3.00%, 10/01/2046	729,922	696,757
Pool AS8290, 3.00%, 11/01/2046	3,007,931	2,871,103
Pool AS8463, 3.00%, 12/01/2046	3,447,088	3,290,468
Pool BC9073, 3.00%, 12/01/2046	3,219,349	3,073,074
Pool BD7042, 3.00%, 03/01/2047	1,007,398	961,606
Pool AP2097, 3.50%, 08/01/2042	92,920	91,693
Pool AS0092, 3.50%, 07/01/2043	235,365	232,039
Pool AU1769, 3.50%, 08/01/2043	358,029	352,831
Pool AX3104, 3.50%, 09/01/2044	302,495	297,061
Pool AS3724, 3.50%, 11/01/2044	96,545	95,068
Pool AX4858, 3.50%, 12/01/2044	365,462	359,872
Pool AY1745, 3.50%, 12/01/2044	66,867	65,672
Pool AX7551, 3.50%, 01/01/2045	412,090	405,786
Pool AY4388, 3.50%, 02/01/2045	603,211	593,983
Pool AS4536, 3.50%, 03/01/2045	315,570	310,743
Pool AX9585, 3.50%, 03/01/2045	2,158,180	2,125,166

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AY5019, 3.50%, 03/01/2045	$216,418	$212,544
Pool AS4738, 3.50%, 04/01/2045	1,439,285	1,417,269
Pool AY1387, 3.50%, 04/01/2045	363,858	358,291
Pool AS4913, 3.50%, 05/01/2045	1,239,977	1,221,009
Pool AY3458, 3.50%, 05/01/2045	551,465	543,029
Pool AY8252, 3.50%, 05/01/2045	231,702	227,554
Pool AY8271, 3.50%, 05/01/2045	316,977	311,303
Pool AS5117, 3.50%, 06/01/2045	1,149,940	1,132,349
Pool AZ2274, 3.50%, 06/01/2045	285,648	280,546
Pool AZ2316, 3.50%, 06/01/2045	435,369	427,576
Pool AS5351, 3.50%, 07/01/2045	1,050,632	1,034,561
Pool AZ0805, 3.50%, 07/01/2045	1,291,117	1,271,366
Pool AZ5686, 3.50%, 07/01/2045	327,585	321,720
Pool AS5579, 3.50%, 08/01/2045	279,708	275,429
Pool AZ5696, 3.50%, 08/01/2045	285,563	280,522
Pool AS5767, 3.50%, 09/01/2045	770,688	758,898
Pool AZ2904, 3.50%, 09/01/2045	1,011,153	995,684
Pool AZ9193, 3.50%, 09/01/2045	256,900	252,301
Pool AS5917, 3.50%, 10/01/2045	1,403,966	1,382,487
Pool AZ4755, 3.50%, 10/01/2045	305,284	300,613
Pool AS6127, 3.50%, 11/01/2045	884,993	871,362
Pool AS6309, 3.50%, 12/01/2045	1,207,177	1,188,709
Pool BC0066, 3.50%, 12/01/2045	455,326	447,818
Pool AS6467, 3.50%, 01/01/2046	2,397,329	2,360,158
Pool AS6616, 3.50%, 02/01/2046	3,618,071	3,561,602
Pool BC0223, 3.50%, 02/01/2046	5,035,025	4,956,961
Pool BC0226, 3.50%, 02/01/2046	225,287	221,817
Pool AS6785, 3.50%, 03/01/2046	6,178,782	6,082,982
Pool AS6956, 3.50%, 04/01/2046	2,812,659	2,768,469
Pool BC0801, 3.50%, 04/01/2046	1,324,039	1,303,511
Pool AS7135, 3.50%, 05/01/2046	415,075	408,339
Pool BC6041, 3.50%, 05/01/2046	2,132,897	2,094,318
Pool BD0456, 3.50%, 06/01/2046	868,265	852,658
Pool BC9068, 3.50%, 12/01/2046	732,267	720,006
Pool AS8635, 3.50%, 01/01/2047	4,868,264	4,783,728
Pool AS8808, 3.50%, 02/01/2047	3,203,263	3,148,279
Pool AS8918, 3.50%, 03/01/2047	7,173,672	7,047,568
Pool BD7046, 3.50%, 03/01/2047	6,187,372	6,079,886
Pool BE7198, 3.50%, 03/01/2047	928,045	911,698
Pool AS9380, 3.50%, 04/01/2047	2,982,245	2,931,671
Pool BH1139, 3.50%, 04/01/2047	690,710	678,012
Pool BH1158, 3.50%, 04/01/2047	620,605	608,951
Pool AS9548, 3.50%, 05/01/2047	5,036,346	4,946,771
Pool BD2416, 3.50%, 05/01/2047	2,758,794	2,708,587
Pool AS9814, 3.50%, 06/01/2047	5,266,665	5,179,530
Pool BE3687, 3.50%, 06/01/2047	1,504,324	1,477,569
Pool BH5307, 3.50%, 06/01/2047	904,904	888,473
Pool AS9943, 3.50%, 07/01/2047	5,555,634	5,452,228
Pool BH5329, 3.50%, 07/01/2047	459,517	450,974
Pool BH2607, 3.50%, 08/01/2047	1,455,957	1,431,568
Pool CA0116, 3.50%, 08/01/2047	3,493,495	3,427,025
Pool BH2671, 3.50%, 09/01/2047	2,643,748	2,593,448
Pool BH5391, 3.50%, 09/01/2047	1,012,935	994,104
Pool CA0408, 3.50%, 09/01/2047	1,602,031	1,571,555
Pool BH4063, 3.50%, 10/01/2047	2,214,725	2,172,595

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BH9370, 3.50%, 10/01/2047	$1,967,081	$1,930,509
Pool CA0566, 3.50%, 10/01/2047	2,075,367	2,035,884
Pool BH5746, 3.50%, 11/01/2047	3,799,976	3,727,702
Pool CA0744, 3.50%, 11/01/2047	1,359,942	1,334,081
Pool BH7046, 3.50%, 12/01/2047	6,258,256	6,139,246
Pool BJ1663, 3.50%, 12/01/2047	3,086,970	3,028,246
Pool CA0918, 3.50%, 12/01/2047	2,762,712	2,713,577
Pool BH7097, 3.50%, 01/01/2048	4,368,082	4,284,988
Pool BJ4551, 3.50%, 01/01/2048	2,392,563	2,347,048
Pool BJ4562, 3.50%, 01/01/2048	1,225,370	1,202,580
Pool CA1074, 3.50%, 01/01/2048	3,957,653	3,900,774
Pool BH9270, 3.50%, 02/01/2048	4,408,805	4,324,977
Pool BJ4611, 3.50%, 02/01/2048	2,899,032	2,843,871
Pool BJ4612, 3.50%, 02/01/2048	1,432,138	1,405,502
Pool CA1243, 3.50%, 02/01/2048	8,077,941	7,940,359
Pool BJ0616, 3.50%, 03/01/2048	3,687,244	3,617,114
Pool BJ0652, 3.50%, 03/01/2048	3,043,626	2,985,742
Pool BK1959, 3.50%, 03/01/2048	2,285,460	2,241,974
Pool BK1960, 3.50%, 03/01/2048	1,773,488	1,741,273
Pool CA1414, 3.50%, 03/01/2048	4,912,142	4,818,742
Pool AE8779, 4.00%, 12/01/2040	79,579	80,058
Pool AH0540, 4.00%, 12/01/2040	46,758	47,040
Pool AH2979, 4.00%, 01/01/2041	190,860	192,621
Pool AH5643, 4.00%, 01/01/2041	403,538	408,843
Pool AH5671, 4.00%, 02/01/2041	217,676	220,489
Pool AH8877, 4.00%, 04/01/2041	293,885	297,784
Pool AI0124, 4.00%, 04/01/2041	69,236	70,131
Pool AI9871, 4.00%, 09/01/2041	196,102	198,465
Pool AJ4024, 4.00%, 10/01/2041	384,343	389,395
Pool AU9998, 4.00%, 09/01/2043	356,576	361,262
Pool AS0716, 4.00%, 10/01/2043	978,259	989,602
Pool AU6721, 4.00%, 10/01/2043	229,391	232,405
Pool AV0191, 4.00%, 10/01/2043	247,237	248,839
Pool AV0214, 4.00%, 10/01/2043	478,393	481,536
Pool AS0929, 4.00%, 11/01/2043	453,707	457,564
Pool AU6999, 4.00%, 11/01/2043	1,231,516	1,247,699
Pool AU7007, 4.00%, 11/01/2043	259,942	262,554
Pool AS1368, 4.00%, 12/01/2043	530,739	535,209
Pool AV0670, 4.00%, 12/01/2043	293,188	295,680
Pool AS1427, 4.00%, 01/01/2044	766,013	774,685
Pool AV6342, 4.00%, 01/01/2044	166,046	167,420
Pool AS1671, 4.00%, 02/01/2044	236,730	239,490
Pool AV5020, 4.00%, 02/01/2044	393,056	397,309
Pool AS1877, 4.00%, 03/01/2044	201,788	203,173
Pool AV7087, 4.00%, 03/01/2044	503,327	509,163
Pool AW0985, 4.00%, 05/01/2044	331,346	334,163
Pool AW3597, 4.00%, 06/01/2044	307,383	309,900
Pool AW5358, 4.00%, 06/01/2044	191,143	192,699
Pool AW6680, 4.00%, 06/01/2044	188,411	189,788
Pool AS2826, 4.00%, 07/01/2044	202,924	204,805
Pool AW8968, 4.00%, 07/01/2044	453,929	456,821
Pool AS3009, 4.00%, 08/01/2044	374,136	377,113
Pool AW9273, 4.00%, 08/01/2044	281,805	284,745
Pool AS3493, 4.00%, 10/01/2044	629,597	634,656
Pool AX0902, 4.00%, 10/01/2044	264,900	267,295

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AX3165, 4.00%, 10/01/2044	$180,074	$181,159
Pool AS3951, 4.00%, 11/01/2044	180,091	181,176
Pool AX4856, 4.00%, 12/01/2044	379,189	383,609
Pool AX7550, 4.00%, 12/01/2044	431,181	433,772
Pool AY5025, 4.00%, 03/01/2045	972,805	979,114
Pool AY8277, 4.00%, 05/01/2045	166,774	167,853
Pool AZ5697, 4.00%, 08/01/2045	493,757	497,168
Pool AZ2921, 4.00%, 09/01/2045	271,116	272,749
Pool AZ9195, 4.00%, 09/01/2045	471,802	475,156
Pool BE7194, 4.00%, 03/01/2047	3,430,527	3,451,402
Pool BE7216, 4.00%, 04/01/2047	2,147,394	2,162,231
Pool BH1143, 4.00%, 04/01/2047	1,461,031	1,469,869
Pool BD2419, 4.00%, 05/01/2047	2,324,547	2,338,797
Pool BH1167, 4.00%, 05/01/2047	1,666,529	1,678,044
Pool BE3689, 4.00%, 06/01/2047	4,810,435	4,839,800
Pool BH5309, 4.00%, 06/01/2047	3,783,217	3,809,359
Pool CA2094, 4.00%, 06/13/2047	6,025,597	6,061,911
Pool BE3762, 4.00%, 07/01/2047	3,406,952	3,428,100
Pool BH5335, 4.00%, 07/01/2047	1,201,512	1,210,733
Pool BH5361, 4.00%, 08/01/2047	1,651,649	1,662,673
Pool BH5395, 4.00%, 09/01/2047	1,979,105	1,994,294
Pool CA2532, 4.00%, 09/01/2047	2,955,818	2,973,633
Pool BH4060, 4.00%, 10/01/2047	1,435,978	1,444,634
Pool BH9379, 4.00%, 10/01/2047	900,442	906,411
Pool BH5748, 4.00%, 11/01/2047	1,692,523	1,702,725
Pool BJ4571, 4.00%, 01/01/2048	966,179	973,627
Pool BK1957, 4.00%, 03/01/2048	1,660,620	1,671,730
Pool BK1968, 4.00%, 03/01/2048	4,755,087	4,783,741
Pool BK1969, 4.00%, 03/01/2048	2,035,714	2,047,982
Pool BK2557, 4.00%, 03/01/2048	2,295,630	2,313,258
Pool BK2008, 4.00%, 04/01/2048	2,090,077	2,102,672
Pool TBA, 4.00%, 04/01/2048	1,478,153	1,487,060
Pool BJ2752, 4.00%, 05/01/2048	4,072,619	4,097,162
Pool BJ9235, 4.00%, 06/01/2048	7,842,384	7,889,645
Pool BK5289, 4.00%, 06/01/2048	3,014,171	3,032,334
Pool CA1934, 4.00%, 06/01/2048	9,294,837	9,350,852
Pool BK0898, 4.00%, 07/01/2048	2,343,523	2,357,646
Pool BK8813, 4.00%, 07/01/2048	2,798,137	2,815,001
Pool BK4747, 4.00%, 08/01/2048	1,564,524	1,573,952
Pool BK8829, 4.00%, 08/01/2048	1,790,124	1,804,017
Pool BH0713, 4.00%, 09/01/2048	1,716,326	1,726,670
Pool BK4815, 4.00%, 09/01/2048	2,607,848	2,623,565
Pool BK8895, 4.00%, 09/01/2048	1,838,396	1,849,476
Pool CA2315, 4.00%, 09/01/2048	5,851,868	5,887,136
Pool BK7669, 4.00%, 10/01/2048	2,810,208	2,827,145
Pool BK7934, 4.00%, 11/01/2048	4,560,157	4,587,640
Pool AC4095, 4.50%, 09/01/2039	9,439	9,708
Pool AD8493, 4.50%, 08/01/2040	335,713	349,094
Pool AE3014, 4.50%, 09/01/2040	409,861	426,202
Pool AH5666, 4.50%, 01/01/2041	116,660	119,984
Pool AH5644, 4.50%, 02/01/2041	227,052	235,277
Pool AH6769, 4.50%, 03/01/2041	1,990,040	2,070,077
Pool AH7512, 4.50%, 03/01/2041	508,376	525,851
Pool AH8880, 4.50%, 04/01/2041	480,011	497,396
Pool AI2268, 4.50%, 04/01/2041	704,400	732,481

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AI3491, 4.50%, 06/01/2041	$252,282	$261,879
Pool AI5362, 4.50%, 06/01/2041	1,063,992	1,103,826
Pool AI6148, 4.50%, 07/01/2041	367,429	377,898
Pool AI6155, 4.50%, 07/01/2041	1,697,472	1,757,874
Pool AI8446, 4.50%, 07/01/2041	495,253	511,660
Pool AI8166, 4.50%, 08/01/2041	822,437	855,225
Pool AI8167, 4.50%, 08/01/2041	1,096,395	1,138,458
Pool AI9872, 4.50%, 09/01/2041	866,589	896,461
Pool AJ4025, 4.50%, 10/01/2041	798,591	825,933
Pool AV0226, 4.50%, 10/01/2043	471,453	485,579
Pool AV6346, 4.50%, 01/01/2044	611,679	630,288
Pool BH1145, 4.50%, 04/01/2047	980,892	1,010,898
Pool BK2031, 4.50%, 04/01/2048	1,514,480	1,563,122
Pool BK5278, 4.50%, 05/01/2048	3,310,372	3,405,201
Pool BK5299, 4.50%, 06/01/2048	2,326,383	2,401,371
Pool BK8815, 4.50%, 07/01/2048	3,173,137	3,271,012
Pool BK8869, 4.50%, 09/01/2048	2,372,975	2,451,449
Pool BK8905, 4.50%, 09/01/2048	1,073,282	1,108,774
Pool BN0889, 4.50%, 11/01/2048	1,641,835	1,692,478
Pool BN0928, 4.50%, 12/01/2048	1,391,696	1,434,626
Pool 890230, 5.00%, 07/01/2040	5,630,993	5,971,263
Pool AD8500, 5.00%, 08/01/2040	535,656	565,490
Pool AH6772, 5.00%, 03/01/2041	123,230	128,965
Pool AH8879, 5.00%, 04/01/2041	344,665	360,706
Pool AI3492, 5.00%, 06/01/2041	278,762	291,734
Pool AI6154, 5.00%, 07/01/2041	125,375	131,211
Pool BK5300, 5.00%, 05/01/2048	1,475,309	1,552,481
Pool BK8817, 5.00%, 07/01/2048	1,447,800	1,521,298
Pool BK8870, 5.00%, 09/01/2048	1,228,352	1,292,612
Pool 890246, 5.50%, 11/01/2038	1,874,033	2,014,002
Pool 890247, 6.00%, 09/01/2038	2,998,313	3,276,268
Pool 886136, 6.50%, 07/01/2036	179,187	194,266
Pool 900106, 6.50%, 08/01/2036	63,155	68,469
Pool 900649, 6.50%, 09/01/2036	112,824	122,319
Pool 947771, 6.50% 09/01/2037	92,787	100,595
		385,794,169
FRESB Multifamily - 0.10%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	1,298,760	1,279,036
Pool 2017-SB43, 3.00% 10/25/2027 (b)	705,871	679,776
		1,958,812
GNMA Multifamily - 23.63%
Pool 2013-73 A, 0.98%, 12/16/2035	681,175	643,856
Pool 2013-45 A, 1.45%, 10/16/2040	567,400	544,101
Pool 2013-61 A, 1.45%, 01/16/2043	373,052	351,048
Pool 2013-30 A, 1.50%, 05/16/2042	1,007,942	948,724
Pool 2013-85 A, 1.55%, 09/16/2046	1,543,270	1,385,165
Pool 2013-7 AC, 1.60%, 03/16/2047	1,469,172	1,349,504
Pool 2012-27 A, 1.61%, 07/16/2039	672,716	650,600
Pool 2012-139 AB, 1.67%, 02/16/2053	340,735	309,339
Pool 2013-118 AC, 1.70%, 06/16/2036	1,892,054	1,815,822
Pool 2013-50 AB, 1.73%, 05/16/2045	1,340,704	1,228,588
Pool 2014-103, 1.74%, 06/16/2053	1,300,632	1,251,047
Pool 2012-144 AD, 1.77%, 01/16/2053	504,843	471,765
Pool 2012-99 AE, 1.80%, 02/16/2048	1,257,927	1,161,020

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool 2013-12 AB, 1.83%, 11/16/2052	$229,290	$210,844
Pool 2013-72 AC, 1.88%, 05/16/2046	1,923,456	1,763,147
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,561,367	1,407,371
Pool 2014-168 A, 1.90%, 06/16/2041	401,831	387,436
Pool 2012-150 AB, 1.90%, 08/16/2044	170,219	162,055
Pool 2012-120 A, 1.90%, 02/16/2053	1,921,982	1,761,693
Pool 2013-176 AB, 2.00%, 11/16/2038	109,143	105,447
Pool 2013-107 A, 2.00%, 05/16/2040	97,909	93,553
Pool 2013-92 AB, 2.00%, 02/16/2043	855,798	816,603
Pool 2013-143 A, 2.00%, 04/16/2043	106,112	103,192
Pool 2013-128 AB, 2.00%, 10/16/2051	2,483,139	2,283,414
Pool 2011-143, 2.00%, 10/16/2057	4,405,548	3,958,986
Pool 2012-72 AB, 2.03%, 02/16/2046	169,231	163,726
Pool 2012-112 AD, 2.09%, 02/16/2053	226,118	212,147
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	489,824	447,484
Pool 2012-2 AB, 2.11%, 03/16/2037	507,037	499,121
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	231,406	215,803
Pool AA8478, 2.15%, 05/15/2035	328,358	311,879
Pool AA8479, 2.15%, 11/15/2035	684,202	649,735
Pool 2014-67 A, 2.15%, 05/16/2039	1,068,925	1,035,299
Pool 2012-70 AB, 2.18%, 08/16/2052	443,706	413,516
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	980,892
Pool 2013-94 AB, 2.20%, 03/16/2054	471,840	439,994
Pool 2016-152, 2.20%, 08/15/2058	2,514,370	2,258,068
Pool 2014-75 A, 2.21%, 06/16/2047	773,564	755,905
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	291,456
Pool AC5324, 2.23%, 09/15/2032	2,360,033	2,246,558
Pool 2016-40, 2.25%, 03/16/2050	9,059,925	8,312,995
Pool 2012-111 AB, 2.25%, 09/16/2052	1,813,951	1,774,285
Pool 2016-175, 2.25%, 09/16/2058	4,709,819	4,194,898
Pool 2014-130 CA, 2.30%, 11/16/2042	209,905	199,975
Pool 2017-20, 2.30%, 09/16/2057	2,336,270	2,117,392
Pool 2016-125, 2.30%, 12/16/2057	3,897,236	3,517,088
Pool 2017-003, 2.30%, 09/16/2058	5,038,458	4,539,898
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	434,393
Pool 2015-125 AB, 2.35%, 04/16/2047	8,887,752	8,307,559
Pool 2016-87, 2.35%, 03/16/2058	961,879	872,023
Pool 2016-14 DA, 2.40%, 05/16/2046	5,013,865	4,683,182
Pool 2016-40, 2.40%, 06/16/2049	3,603,748	3,322,080
Pool 2018-16, 2.40%, 03/16/2050	7,008,188	6,658,749
Pool 2017-30, 2.40%, 03/16/2051	4,748,479	4,385,020
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	148,123	140,657
Pool 2017-50, 2.40%, 01/16/2057	5,463,265	4,969,098
Pool 2016-96, 2.40%, 12/16/2057	863,166	786,737
Pool 2017-16, 2.40%, 01/16/2058	2,041,641	1,862,930
Pool 2017-29, 2.40%, 01/16/2058	6,341,998	5,905,016
Pool 2016-113, 2.40%, 02/16/2058	1,781,170	1,613,834
Pool 2018-26, 2.40%, 02/16/2058	10,862,448	10,330,932
Pool 2017-49, 2.40%, 05/16/2058	3,520,759	3,223,176
Pool 2017-41, 2.40%, 07/16/2058	2,537,472	2,323,626
Pool 2017-7, 2.41%, 12/16/2058 (b)	4,187,058	3,653,838
Pool 778465, 2.45%, 09/15/2047	1,634,941	1,579,768
Pool 2017-169, 2.45%, 03/16/2050	5,298,161	4,969,355
Pool AC9553, 2.47%, 02/15/2048	8,975,846	8,580,718
Pool 2014-172, 2.50%, 09/16/2041	1,349,869	1,319,624

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-169, 2.50%, 10/01/2047	$246,233	$225,877
Pool AE4484, 2.50%, 06/15/2048	3,804,138	3,632,774
Pool 2018-47, 2.50%, 01/16/2049	1,184,029	1,135,131
Pool 2017-111, 2.50%, 06/16/2051	389,825	365,047
Pool 2015-114 AD, 2.50%, 11/15/2051	2,835,020	2,699,242
Pool 2017-9, 2.50%, 09/16/2056	2,072,591	1,900,658
Pool 2017-157, 2.50%, 10/16/2056	2,404,632	2,226,377
Pool 2017-28, 2.50%, 02/16/2057	5,355,199	4,907,788
Pool 2016-36 A, 2.50%, 03/16/2057	949,914	871,105
Pool 2017-72, 2.50%, 04/16/2057	1,121,728	1,028,681
Pool 2016-71, 2.50%, 10/16/2057	3,502,411	3,249,457
Pool 2017-46, 2.50%, 11/16/2057	5,084,148	4,662,848
Pool 2017-64, 2.50%, 11/16/2057	1,212,232	1,110,428
Pool 2017-22, 2.50%, 12/16/2057	9,543,974	8,767,079
Pool 2018-30, 2.50%, 02/16/2058	4,428,502	4,245,968
Pool 2017-47, 2.50%, 08/16/2058	2,558,380	2,350,553
Pool 2017-81, 2.50%, 09/16/2058	1,471,785	1,349,783
Pool 2017-97, 2.50%, 09/16/2058	494,133	454,078
Pool 2018-3, 2.50%, 10/16/2058	7,741,646	7,344,944
Pool 2017-154, 2.50%, 12/16/2058	2,960,755	2,715,931
Pool 2017-127, 2.50%, 02/16/2059	1,469,544	1,348,610
Pool 2017-143, 2.50%, 02/16/2059	2,723,986	2,497,442
Pool 2018-75, 2.50%, 04/16/2059	1,990,166	1,874,772
Pool 2017-191, 2.50%, 07/16/2059 (b)	3,508,015	3,205,107
Pool 2018-2, 2.50%, 07/16/2059	1,161,373	1,079,972
Pool 2011-161 B, 2.53%, 07/16/2038	359,463	356,482
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	2,171,103	2,065,125
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,131,284	2,957,351
Pool 2016-64, 2.55%, 12/16/2057	2,354,752	2,164,355
Pool 2017-106, 2.60%, 04/16/2051	847,713	791,066
Pool 2015-101 AE, 2.60%, 03/16/2052	1,531,162	1,435,035
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,528,012	5,188,248
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	6,500,380	6,062,383
Pool 2018-69, 2.60%, 03/16/2056	4,964,923	4,771,942
Pool 2018-74 AG, 2.60%, 03/16/2056	3,966,548	3,796,780
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,372,928	1,278,992
Pool 2016-24, 2.60%, 12/16/2056	6,288,059	5,839,865
Pool 2016-41, 2.60%, 06/16/2057	1,831,611	1,687,941
Pool 2017-90, 2.60%, 07/16/2057	907,185	843,284
Pool 2017-62, 2.60%, 11/16/2057	1,458,782	1,364,589
Pool 2017-92, 2.60%, 06/16/2058	3,322,249	3,113,307
Pool 2018-16, 2.60%, 06/16/2058	4,194,282	3,954,102
Pool 2018-85, 2.60%, 06/16/2058	993,895	949,157
Pool 2017-74, 2.60%, 09/16/2058	7,698,543	7,128,059
Pool 2018-28, 2.60%, 09/16/2058	4,949,777	4,672,057
Pool 2017-108, 2.60%, 10/16/2058	1,139,334	1,057,576
Pool 2017-135, 2.60%, 10/16/2058	3,834,701	3,554,466
Pool 2017-70, 2.60%, 10/16/2058	588,982	546,039
Pool 2017-102, 2.60%, 12/16/2058 (b)	2,461,988	2,264,667
Pool 2017-124, 2.60%, 12/16/2058	2,255,348	2,085,387
Pool 2017-131, 2.60%, 12/16/2058 (b)	2,070,397	1,913,311
Pool 2018-9, 2.60%, 12/16/2058	1,977,772	1,869,629
Pool 2017-105, 2.60%, 01/16/2059	986,573	913,512
Pool 2017-143, 2.60%, 01/16/2059	2,114,327	1,954,579
Pool 2017-94, 2.60%, 02/16/2059	612,233	567,111

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool 2017-169, 2.60%, 04/16/2059 (b)	$8,870,759	$8,191,815
Pool 2017-185, 2.60%, 04/16/2059 (b)	394,529	365,296
Pool 2017-126, 2.60%, 05/16/2059	222,449	205,971
Pool 2017-152, 2.60%, 05/16/2059	990,888	916,959
Pool 2017-61, 2.60%, 05/16/2059	1,915,945	1,775,382
Pool 2018-41 AD, 2.60%, 06/16/2059	2,588,015	2,447,991
Pool 2018-35, 2.60%, 09/16/2059	4,939,871	4,693,530
Pool 2017-190, 2.60%, 03/16/2060	3,175,114	2,938,703
Pool 591746, 2.63%, 06/15/2048	790,583	759,865
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	256,871	244,825
Pool 2015-86 AC, 2.65%, 03/16/2050	3,893,291	3,666,389
Pool 2015-171 EA, 2.65%, 12/16/2052	94,450	88,652
Pool 2016-178, 2.65%, 08/16/2058	11,371,268	10,554,915
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	1,312,582	1,251,455
Pool 2014-175 AC, 2.70%, 08/16/2055	2,145,036	2,049,723
Pool 2018-25, 2.70%, 02/16/2058	9,900,889	9,345,873
Pool 2018-60, 2.70%, 12/16/2058	2,038,382	1,935,498
Pool 2017-159, 2.70%, 01/16/2059	1,477,732	1,376,670
Pool 2018-43, 2.70%, 10/16/2059	7,446,342	7,052,499
Pool AA1574, 2.73%, 07/15/2032	1,989,714	1,933,638
Pool AC3668, 2.73%, 04/15/2043	6,086,534	5,885,397
Pool 2018-132 AH, 2.75% 06/16/2046	269,108	263,445
Pool 2018-62, 2.75%, 05/16/2051	3,763,848	3,629,289
Pool 2015-108 A, 2.75%, 01/16/2056	648,108	632,898
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	2,970,103	2,799,796
Pool 2017-54, 2.75%, 09/16/2057	1,202,792	1,127,346
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,280,456	3,109,019
Pool 2014-89 AB, 2.80%, 05/16/2054	1,126,316	1,104,263
Pool 2014-186 AH, 2.80%, 08/16/2054	4,110,155	3,914,394
Pool 2015-140 AC, 2.80%, 11/16/2056	2,609,275	2,474,010
Pool 2015-150 AE, 2.80%, 01/16/2057	1,088,993	1,026,212
Pool 2018-56, 2.80%, 04/16/2058	5,700,487	5,502,545
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	172,393	164,572
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	2,393,947	2,306,052
Pool 2018-82, 2.85%, 12/16/2051	2,980,229	2,855,278
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	516,179	497,087
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,021,880	1,936,702
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	5,156,088	4,876,872
Pool AV9479, 2.90%, 10/15/2051	8,346,955	8,138,734
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	472,207
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	2,220,275	2,112,061
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,156,467	1,107,164
Pool 2018-110, 2.90%, 09/16/2059	498,505	476,431
Pool AD6658, 2.97%, 01/15/2036	1,354,743	1,322,357
Pool 2017-40, 2.98%, 05/16/2050 (b)	931,546	862,641
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,765,733
Pool 2018-96, 3.00%, 09/16/2049	1,118,179	1,088,894
Pool 2018-62, 3.00%, 05/16/2050	549,126	533,500
Pool 2018-98, 3.00%, 10/16/2050	521,940	507,676
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,181,135
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	358,444
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	760,000	693,273
Pool 2018-88, 3.00%, 02/16/2058	2,336,390	2,244,435
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	473,035
Pool AS2544, 3.10%, 04/15/2042	816,063	792,051

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AK8205, 3.10%, 09/15/2055	$9,347,649	$9,079,510
Pool 2018-85, 3.10%, 07/16/2057 (b)	2,462,631	2,391,933
Pool 2018-136 AE, 3.15% 09/16/2058	6,957,188	6,739,111
Pool 2018-99, 3.20%, 01/16/2052	547,412	537,418
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	902,946
Pool 2018-114, 3.20%, 08/16/2058	722,811	705,685
Pool AK7840, 3.25%, 03/15/2050	944,387	927,323
Pool AI1113, 3.37%, 01/15/2050	376,627	372,002
Pool AT8470, 3.40%, 10/15/2051	1,864,192	1,837,906
Pool AN9543, 3.45%, 11/15/2050	1,687,533	1,670,997
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	900,000	864,037
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,850,364
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	2,878,161	2,869,865
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	500,000	480,849
Pool AD8950, 3.51%, 09/15/2048	2,093,074	2,083,456
Pool AM0526, 3.51%, 05/15/2050	1,097,526	1,090,873
Pool AH5339, 3.55%, 12/15/2050	1,290,198	1,284,672
Pool AC6851, 3.62%, 08/15/2048	922,702	922,759
Pool AC6853, 3.62%, 08/15/2048	922,702	922,759
Pool 661707, 3.75%, 12/15/2054	870,744	876,844
Pool AG7484, 3.83%, 03/15/2049	466,879	471,478
Pool AO6152, 3.94%, 01/15/2045	1,983,871	2,020,219
Pool AH7386, 4.00%, 11/15/2053	1,922,346	1,963,265
Pool 768250, 4.01%, 08/15/2052	2,414,337	2,452,180
Pool 749575, 4.25%, 11/15/2046	1,930,797	1,964,467
Pool 758139, 4.25%, 02/15/2053	185,853	191,050
Pool AH1338, 4.61%, 06/15/2055	484,878	512,494
Pool 712102, 5.15%, 11/15/2032	434,831	439,542
Pool 734980, 5.25%, 11/15/2051	195,189	201,208
Pool 699710, 5.43%, 07/15/2044	356,451	358,769
Pool 637911, 6.00%, 07/15/2035	353,075	353,132
Pool 636413, 6.25%, 04/15/2036	618,243	618,337
Pool 643896, 6.50% 06/15/2049	1,260,803	1,267,062
		467,315,907
GNMA Single Family - 2.26%
Pool AD1699, 3.00%, 02/15/2043	129,512	125,641
Pool AV5053, 3.00%, 10/20/2046	776,378	748,311
Pool G2 AX5461, 3.00%, 12/20/2046	1,482,177	1,427,490
Pool G2 AX5544, 3.00%, 01/20/2047	1,197,378	1,153,200
Pool 779354, 3.50%, 06/15/2042	21,505	21,375
Pool G2 AX5545, 3.50%, 01/20/2047	1,822,990	1,802,897
Pool BC5351, 3.50%, 09/20/2047	1,715,591	1,696,244
Pool G2 BD9036, 3.50%, 11/20/2047	4,289,638	4,241,263
Pool 737576, 4.00%, 11/15/2040	51,121	52,088
Pool 737712, 4.00%, 12/15/2040	268,729	273,812
Pool 757173, 4.00%, 12/20/2040	339,468	344,653
Pool 737837, 4.00%, 01/15/2041	630,442	642,244
Pool 759104, 4.00%, 01/15/2041	258,692	262,098
Pool 2759436, 4.00%, 01/20/2041	146,858	149,547
Pool 2759466, 4.00%, 01/20/2041	516,761	524,612
Pool 759191, 4.00%, 02/15/2041	400,870	407,084
Pool 2759301, 4.00%, 02/20/2041	476,508	483,975
Pool 2763042, 4.00%, 04/20/2041	97,975	99,395
Pool 738629, 4.00%, 08/15/2041	565,700	576,253
Pool 738630, 4.00%, 08/15/2041	377,701	384,629

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool 770515, 4.00%, 08/15/2041	$814,007	$829,033
Pool 738735, 4.00%, 09/15/2041	258,918	263,743
Pool 738954, 4.00%, 11/15/2041	298,486	302,596
Pool 778766, 4.00%, 01/15/2042	638,410	650,075
Pool 778847, 4.00%, 02/15/2042	211,778	214,447
Pool AF3781, 4.00%, 09/15/2043	1,086,691	1,100,411
Pool AG8734, 4.00%, 12/15/2043	487,365	495,102
Pool G2 BH0074, 4.00%, 06/20/2048	2,274,102	2,305,710
Pool G2 BI3170, 4.00%, 07/20/2048	1,655,107	1,677,761
Pool G2 BJ6735, 4.00%, 10/20/2048	1,474,832	1,495,277
Pool 717198, 4.50%, 06/15/2039	310,867	322,184
Pool 714594, 4.50%, 07/15/2039	179,571	185,729
Pool 720208, 4.50%, 07/15/2039	334,704	345,985
Pool 726402, 4.50%, 10/15/2039	35,754	36,910
Pool 728954, 4.50%, 12/15/2039	408,993	424,708
Pool 729017, 4.50%, 01/15/2040	400,277	413,576
Pool 737051, 4.50%, 03/15/2040	285,725	294,962
Pool 737222, 4.50%, 05/15/2040	210,136	216,930
Pool 698160, 4.50%, 07/15/2040	148,478	153,278
Pool 748456, 4.50%, 08/15/2040	363,855	375,650
Pool 738152, 4.50%, 04/15/2041	576,671	599,876
Pool 738267, 4.50%, 05/15/2041	313,464	323,598
Pool 763543, 4.50%, 05/15/2041	92,146	95,125
Pool 738397, 4.50%, 06/15/2041	828,454	862,301
Pool 770396, 4.50%, 06/15/2041	271,560	280,340
Pool 2783417, 4.50%, 08/20/2041	4,044,884	4,259,286
Pool G2 BH0075, 4.50%, 06/20/2048	2,420,540	2,503,244
Pool 688624, 5.00%, 05/15/2038	142,831	148,951
Pool 411105, 5.00%, 01/15/2039	103,049	107,470
Pool 439079, 5.00%, 02/15/2039	213,780	225,837
Pool 646728, 5.00%, 03/15/2039	82,638	86,183
Pool 646750, 5.00%, 04/15/2039	134,961	140,750
Pool 646777, 5.00%, 05/15/2039	39,223	40,905
Pool 720288, 5.00%, 08/15/2039	98,935	103,150
Pool 722944, 5.00%, 08/15/2039	97,296	101,438
Pool 723006, 5.00%, 10/15/2039	372,923	389,919
Pool 726403, 5.00%, 10/15/2039	225,245	239,161
Pool 737055, 5.00%, 03/15/2040	209,839	218,792
Pool 658393, 5.00%, 06/15/2040	425,726	445,277
Pool 2783418, 5.00%, 06/20/2040	2,845,723	2,933,279
Pool 684677, 5.50%, 03/15/2038	116,956	124,953
Pool 684802, 5.50%, 04/15/2038	187,104	199,897
Pool 2688636, 5.50%, 05/20/2038	354,007	372,812
Pool 690974, 5.50%, 06/15/2038	45,126	48,212
Pool 2691179, 5.50%, 06/20/2038	86,772	91,384
Pool 693574, 5.50%, 07/15/2038	73,320	78,333
Pool 2409120, 5.50%, 07/20/2038	209,249	220,364
Pool 2700671, 5.50%, 10/20/2038	200,707	211,375
Pool 411116, 5.50%, 01/15/2039	166,061	177,415
Pool 2684988, 6.00%, 03/20/2038	102,323	108,751
Pool 688626, 6.00%, 05/15/2038	117,670	126,509
Pool 2688637, 6.00%, 05/20/2038	94,116	100,029
Pool 2693900, 6.00%, 07/20/2038	152,131	161,682
Pool 696513, 6.00%, 08/15/2038	38,475	41,366
Pool 2696843, 6.00%, 08/20/2038	143,381	152,391

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 699255, 6.00%, 09/15/2038	$281,727	$302,890
Pool 2698997, 6.00%, 09/20/2038	116,240	123,545
Pool 705999, 6.00%, 01/15/2039	96,292	103,525
Pool 2706407, 6.00%, 01/20/2039	68,544	72,847
Pool 582048, 6.50%, 01/15/2032	23,874	25,919
Pool 2696844, 6.50%, 08/20/2038	177,996	191,465
Pool 2706408, 6.50%, 01/20/2039	43,744	44,127
Pool 530199, 7.00% 03/20/2031	48,278	48,857
		44,754,408
HUD - 0.42%
Pool 2011-A, 2.05%, 08/01/2019	800,000	796,126
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,738,082
Pool 0614, 5.51%, 08/01/2020	780,000	783,792
Pool 0620, 5.77% 08/01/2026	1,090,000	1,096,203
		8,414,203
Small Business Administration - 2.94%
Pool C-Mai Enterprises, 1.19%, 10/15/2038 (b)	12,089	12,423
Pool Gentleden, 1.20%, 04/10/2023 (b)	138,784	138,939
Pool American, 1.25%, 08/30/2022 (b)	677,760	696,285
Pool Cleburne, 1.25%, 08/30/2022 (b)	467,264	480,080
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	81,534	81,735
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	47,640	47,594
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	282,444	290,214
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	256,608	261,064
Pool 3046316007, 2.05%, 12/03/2032 (b)	210,545	207,639
Pool 509670, 2.25%, (Prime Rate by Country+-2.000%), 04/25/2025	528,787	528,875
Pool 509678, 2.25%, (Prime Rate by Country+-2.000%), 05/25/2025	1,325,581	1,330,858
Pool 509417, 2.25%, (Prime Rate by Country+-2.000%), 10/25/2038	339,846	334,746
Pool 509661, 2.25%, (Prime Rate by Country+-2.000%), 03/25/2040	2,720,424	2,712,589
Pool 509688, 2.25%, (Prime Rate by Country+-2.000%), 08/25/2040	3,608,025	3,592,591
Pool 509760, 2.25%, (Prime Rate by Country+-2.000%), 11/25/2040	2,339,863	2,318,702
Pool 507253, 2.50%, (Prime Rate by Country+-2.750%), 05/25/2030	39,672	39,090
Pool 508901, 2.60%, (Prime Rate by Country+-2.650%), 07/25/2020	32,366	32,222
Pool 508206, 2.60%, (Prime Rate by Country+-2.650%), 09/25/2032	17,487	17,293
Pool 508298, 2.60%, (Prime Rate by Country+-2.650%), 01/25/2033	220,903	218,462
Pool 508506, 2.63%, (Prime Rate by Country+-2.625%), 06/25/2033	256,188	254,352
Pool 508716, 2.82%, (Prime Rate by Country+-2.430%), 06/25/2034	371,718	371,184
Pool 508890, 2.90%, (Prime Rate by Country+-2.355%), 06/25/2020	39,867	39,721
Pool Premie, 2.95%, 08/29/2038 (b)	680,794	752,042
Pool Animal, 3.19%, 06/04/2023 (b)	225,522	237,506
Pool 509347, 3.25%, (Prime Rate by Country+-2.000%), 11/25/2022	175,761	174,286
Pool 509392, 3.25%, (Prime Rate by Country+-2.000%), 07/25/2023	530,362	526,145

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool 509409, 3.25%, (Prime Rate by Country+-2.000%), 09/25/2023	$700,270	$700,222
Pool 509596, 3.25%, (Prime Rate by Country+-2.000%), 11/25/2024	663,759	663,636
Pool 509748, 3.25%, (Prime Rate by Country+-2.000%), 09/25/2025	2,263,139	2,266,421
Pool 509133, 3.25%, (Prime Rate by Country+-2.000%), 09/25/2036	686,630	683,554
Pool 509348, 3.25%, (Prime Rate by Country+-2.000%), 02/25/2038	490,448	481,535
Pool 509350, 3.25%, (Prime Rate by Country+-2.000%), 03/25/2038	1,024,319	1,010,904
Pool 509391, 3.25%, (Prime Rate by Country+-2.000%), 06/25/2038	1,093,449	1,088,551
Pool 509460, 3.25%, (Prime Rate by Country+-2.000%), 01/25/2039	1,642,802	1,633,134
Pool 509491, 3.25%, (Prime Rate by Country+-2.000%), 02/25/2039	2,082,705	2,048,283
Pool 509541, 3.25%, (Prime Rate by Country+-2.000%), 08/25/2039	439,721	428,638
Pool 509573, 3.25%, (Prime Rate by Country+-2.000%), 09/25/2039	2,653,458	2,644,792
Pool 509575, 3.25%, (Prime Rate by Country+-2.000%), 10/25/2039	1,241,639	1,210,391
Pool 509735, 3.25%, (Prime Rate by Country+-2.000%), 09/25/2040	2,709,796	2,681,547
Pool Econolodge, 3.43%, 09/11/2037 (b)	802,509	900,639
Pool 509977, 3.65%, (Prime Rate by Country+-1.600%), 03/25/2042	323,803	332,255
Pool 510004, 4.00%, (Prime Rate by Country+-1.250%), 05/25/2042	632,436	656,599
Pool 509793, 4.11%, (Prime Rate by Country+-1.144%), 01/25/2041	1,628,013	1,683,956
Pool Schatz, 4.15%, 10/04/2023 (b)	19,754	21,523
Pool 522158, 4.16%, (Prime Rate by Country+0.913%), 01/25/2027	1,002,092	1,072,560
Pool 522156, 4.24%, (Prime Rate by Country+0.994%), 05/25/2040	616,046	674,313
Pool 510051, 4.50%, (Prime Rate by Country+-0.750%), 07/25/2042	417,127	444,502
Pool 509010, 4.58%, (Prime Rate by Country+-0.675%), 01/25/2036	74,674	76,846
Pool Knights Inn, 4.61%, 08/27/2035	632,299	714,288
Pool Valeri, 4.68%, 11/15/2023 (b)	45,299	49,711
Pool 510047, 5.08%, (Prime Rate by Country+-0.171%), 09/25/2042	904,691	983,520
Pool 522124, 5.11%, (Prime Rate by Country+-0.146%), 02/25/2040	641,902	678,849
Pool 509900, 5.15%, (Prime Rate by Country+-0.098%), 03/25/2042	4,195,328	4,543,205
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	41,310	42,722
Pool 7530434005, 5.27%, 06/29/2024 (a)(g)	45,158	46,791
Pool 522305, 5.44%, (Prime Rate by Country+0.191%), 11/25/2028	451,248	481,599
Pool 509967, 5.65%, (Prime Rate by Country+0.402%), 03/25/2032	307,912	333,684
Pool 522053, 5.82%, (Prime Rate by Country+0.570%), 05/25/2026	170,540	179,655

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522440, 5.85%, (Prime Rate by Country+0.607%), 07/25/2029	$618,965	$672,932
Pool 521984, 5.85%, (Prime Rate by Country+0.646%), 10/25/2038	256,067	276,546
Pool 509647, 5.86%, (Prime Rate by Country+0.605%), 12/25/2026	402,897	425,529
Pool 522194, 5.91%, (Prime Rate by Country+0.656%), 09/25/2040	215,595	237,321
Pool 521967, 5.92%, (Prime Rate by Country+0.670%), 06/25/2038	1,105,277	1,185,783
Pool 521884, 6.00%, (Prime Rate by Country+0.749%), 08/25/2037	234,315	251,033
Pool 522423, 6.05%, (Prime Rate by Country+0.795%), 12/25/2028	731,333	797,025
Pool 522371, 6.06%, (Prime Rate by Country+0.808%), 10/25/2029	200,247	219,331
Pool 521919, 6.06%, (Prime Rate by Country+0.805%), 12/25/2037	140,129	151,458
Pool 3829225004, 6.08%, 11/05/2020 (a)(g)	142,869	146,132
Pool 510056, 6.08%, (Prime Rate by Country+0.829%), 08/25/2042	253,326	286,391
Pool 522125, 6.10%, (Prime Rate by Country+0.853%), 10/25/2026	204,039	217,947
Pool 522029, 6.12%, (Prime Rate by Country+0.867%), 02/25/2039	47,996	52,169
Pool 521970, 6.14%, (Prime Rate by Country+0.888%), 07/25/2038	608,029	666,578
Pool 522268, 6.15%, (Prime Rate by Country+0.900%), 01/25/2029	1,822,311	1,979,583
Pool 522328, 6.15%, (Prime Rate by Country+0.897%), 05/25/2029	76,327	83,519
Pool 521860, 6.16%, (Prime Rate by Country+0.914%), 03/25/2037	263,052	280,484
Pool 522020, 6.20%, (Prime Rate by Country+0.948%), 02/25/2026	174,776	184,687
Pool 522387, 6.21%, (Prime Rate by Country+0.957%), 01/25/2030	352,245	389,055
Pool 522317, 6.23%, (Prime Rate by Country+0.979%), 03/25/2029	819,284	896,928
Pool 522282, 6.39%, (Prime Rate by Country+1.135%), 09/25/2028	299,776	327,428
Pool 522327, 6.43%, (Prime Rate by Country+1.187%), 05/25/2029	1,120,462	1,228,397
Pool 522150, 6.49%, (Prime Rate by Country+1.233%), 02/25/2026	65,028	70,010
		58,181,728
Small Business Administration Participation Certificates - 0.04%
Pool 2012-10C, 1.24%, 05/01/2022	123,692	120,494
Pool 2016-20L, 2.81%, 12/01/2036	458,063	442,358
Pool 2009-10D, 3.19%, 07/01/2019	22,995	23,015
Pool 2010-20E, 4.11%, 05/01/2030	168,515	173,355
Pool 2008-20C, 5.49%, 03/01/2028	11,497	12,095
Pool 2008-20E, 5.49% 05/01/2028	37,132	39,041
		810,358
Small Business Investment Company - 0.03%
Pool 2013-10A, 2.35% 03/10/2023	576,181	561,651

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
U.S. Treasury Bills - 1.26%
Pool USGN, 2.11% 12/06/2018 (c)	$25,000,000	$24,995,578

USDA Loan - 0.83%
Pool Highland, 5.28%, 07/14/2024 (a)(g)	641,114	668,186
Pool Ryze, 7.00% 06/25/2038	13,988,205	15,778,695
		16,446,881
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,485,824,644)		1,428,650,506

MUNICIPAL BONDS - 17.96%
Arkansas - 0.03%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	114,864
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	450,000	449,073
		563,937
California - 1.62%
Alameda County
4.00%, 08/01/2023	2,545,000	2,633,668
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	793,585
2.79%, 08/01/2036	4,830,000	4,710,023
Los Angeles
2.50%, 09/01/2022	3,945,000	3,857,224
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	644,066
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	992,180
2.13%, 09/01/2020	400,000	394,292
2.50%, 09/01/2021	415,000	408,182
2.75%, 09/01/2022	500,000	491,865
3.50%, 09/01/2027	250,000	244,397
3.75%, 09/01/2031	605,000	588,102
Oakland
2.00%, 01/15/2021	615,000	600,277
3.00%, 01/15/2025	2,960,000	2,891,121
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	740,362
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,476,997
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	170,401
San Francisco City & County Redevelopment Agency
2.19%, 08/01/2019	1,260,000	1,253,461
2.38%, 08/01/2022	2,500,000	2,431,500
2.53%, 08/01/2020	1,480,000	1,465,318
3.13%, 08/01/2024	1,850,000	1,808,282
3.63%, 08/01/2026	575,000	569,423
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	979,540
2.15%, 11/01/2021	500,000	485,435

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.40%, 11/01/2022	$500,000	$483,875
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	960,232
		32,073,808
Colorado - 0.39%
Colorado Housing & Finance Authority
2.50%, 05/01/2019	310,000	309,768
2.65%, 11/01/2019	300,000	299,475
3.15%, 11/01/2022	360,000	359,528
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	499,190
2.12%, 02/01/2020	740,000	731,934
2.38%, 02/01/2021	100,000	98,229
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	583,239	551,884
3.40%, 11/01/2045	2,724,798	2,619,376
3.85%, 07/01/2057	2,210,321	2,185,366
		7,654,750
Delaware - 0.64%
Delaware State Housing Authority
2.65%, 11/01/2041	4,920,000	4,596,953
3.48%, 07/01/2048	8,141,217	7,986,371
		12,583,324
District of Columbia - 0.27%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	4,377,160	4,133,352
3.88%, 06/15/2045	1,223,169	1,206,522
		5,339,874
Florida - 0.57%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,816,956	2,619,769
2.80%, 07/01/2041	594,156	564,632
2.80%, 07/01/2041	1,872,987	1,779,918
3.13%, 07/01/2037	5,735,477	5,500,723
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	894,816	838,416
		11,303,458
Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	379,217

Hawaii - 0.02%
Honolulu City & County
2.97%, 09/01/2022	300,000	298,380

Illinois - 0.85%
Illinois State Housing Development Authority
1.73%, 08/01/2034 (d) (e)	200,000	200,000
2.42%, 07/01/2020	235,000	231,635
2.62%, 07/01/2021	685,000	671,156
2.63%, 03/01/2048	2,215,414	2,046,467
2.70%, 01/01/2020	440,000	437,268
2.77%, 01/01/2022	1,090,000	1,071,045
2.80%, 07/01/2020	380,000	376,781

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
2.81%, 02/01/2021	$300,000	$296,583
2.91%, 07/01/2022	1,265,000	1,241,926
3.05%, 07/01/2021	340,000	336,736
3.06%, 01/01/2023	775,000	763,956
3.16%, 07/01/2023	885,000	871,645
3.20%, 12/01/2043	1,024,346	976,919
3.26%, 01/01/2024	910,000	902,138
3.27%, 07/01/2022	335,000	332,889
3.37%, 01/01/2023	170,000	169,556
3.37%, 07/01/2024	950,000	941,916
3.52%, 01/01/2025	770,000	768,183
3.62%, 01/01/2025	195,000	195,507
3.62%, 07/01/2025	170,000	169,857
4.00%, 02/01/2034	2,995,000	3,008,268
4.18%, 08/01/2029	840,000	840,504
		16,850,935
Indiana - 0.00%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	50,000	50,118

Iowa - 0.15%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	537,993
2.05%, 06/01/2024	845,000	790,616
2.25%, 06/01/2025	690,000	643,038
2.25%, 06/01/2025	235,000	219,006
Hawkeye Community College
2.60%, 06/01/2022	245,000	240,713
Iowa State Finance Authority
2.30%, 09/01/2040	500,380	464,287
		2,895,653
Kentucky - 0.96%
Kentucky Housing Corp.
3.50%, 01/01/2040	2,335,000	2,322,858
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	337,127
2.54%, 07/01/2020	230,000	227,475
2.55%, 07/01/2020	1,435,000	1,419,574
2.88%, 01/01/2022	300,000	296,283
2.93%, 07/01/2022	335,000	330,343
3.00%, 11/01/2041	5,845,000	5,524,226
3.38%, 01/01/2025	165,000	163,464
3.50%, 07/01/2031	750,000	708,945
3.86%, 01/01/2034	130,000	123,421
4.00%, 07/01/2037	3,125,000	3,157,969
4.25%, 07/01/2033	1,315,000	1,332,213
4.27%, 01/01/2028	3,000,000	3,014,820
		18,958,718
Louisiana - 0.14%
Louisiana State Housing Corp
2.10%, 12/01/2038	3,011,786	2,768,072

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Maryland - 0.46%
Maryland State Community Development Administration
2.49%, 03/01/2019	$450,000	$449,604
2.86%, 09/01/2040	500,000	491,995
3.35%, 03/01/2023	705,000	701,172
3.50%, 09/01/2047	3,505,000	3,480,500
3.95%, 11/01/2058	1,260,000	1,217,009
4.00%, 09/01/2025	2,120,000	2,136,069
4.42%, 09/01/2037	500,000	498,775
Montgomery County
4.60%, 05/01/2026	200,000	207,324
		9,182,448
Massachusetts - 1.01%
Massachusetts Housing Finance Agency
3.05%, 06/01/2020	30,000	30,006
3.10%, 12/01/2020	250,000	250,262
3.20%, 06/01/2021	125,000	125,293
3.22%, 12/01/2021	215,000	215,514
3.30%, 06/01/2022	180,000	180,513
3.35%, 12/01/2022	95,000	95,401
3.40%, 06/01/2023	180,000	180,709
3.45%, 12/01/2023	190,000	190,853
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	425,000	425,000
1.80%, 12/01/2019	200,000	197,532
2.06%, 12/01/2020	105,000	103,015
2.25%, 12/01/2021	250,000	243,375
2.30%, 06/01/2020	45,000	44,488
2.45%, 12/01/2022	250,000	242,237
2.55%, 06/01/2023	355,000	343,157
2.65%, 12/01/2023	250,000	241,425
2.80%, 06/01/2024	275,000	265,004
2.85%, 12/01/2020	410,000	408,463
2.90%, 12/01/2024	250,000	240,935
2.95%, 06/01/2021	220,000	219,204
2.95%, 06/01/2025	250,000	240,345
3.00%, 12/01/2025	250,000	239,775
3.05%, 12/01/2021	420,000	418,979
3.15%, 06/01/2027	250,000	237,575
3.20%, 06/01/2022	300,000	299,871
3.25%, 12/01/2022	240,000	240,120
3.30%, 06/01/2023	225,000	224,953
3.35%, 12/01/2023	430,000	429,966
3.45%, 12/01/2050 (d)	1,150,000	1,150,391
3.85%, 12/01/2028	95,000	93,228
4.50%, 04/15/2054	3,863,423	3,862,689
4.55%, 12/01/2035	500,000	502,190
4.71%, 12/01/2037	900,000	903,501
4.75%, 12/01/2045	3,490,000	3,547,271
5.00%, 12/01/2055	3,165,000	3,229,598
6.87%, 12/01/2030	165,000	169,214
		20,032,052

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
Michigan - 0.39%
Michigan State Housing Development Authority
2.00%, 10/01/2020	$400,000	$391,756
2.67%, 04/01/2020	275,000	273,504
2.77%, 10/01/2020	255,000	253,228
3.03%, 04/01/2021	435,000	433,190
3.13%, 10/01/2021	445,000	443,656
3.28%, 04/01/2022	450,000	451,296
3.38%, 10/01/2022	385,000	387,068
3.53%, 04/01/2023	465,000	470,082
3.63%, 10/01/2023	450,000	456,534
3.74%, 10/01/2033	2,595,000	2,485,439
4.33%, 10/01/2029	1,640,000	1,678,917
		7,724,670
Minnesota - 0.03%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	468,511	436,301
3.80%, 07/01/2031	95,000	91,849
5.76%, 01/01/2037	25,000	25,091
		553,241
Mississippi - 0.08%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	143,631
Mississippi State Home Corp.
3.05%, 12/01/2034	1,537,019	1,468,345
		1,611,976
Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	305,000	286,032
2.65%, 11/01/2041	185,000	173,495
		459,527
New Hampshire - 0.10%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	940,000	923,813
3.75%, 07/01/2034	480,000	480,350
4.00%, 07/01/2035	535,000	538,114
		1,942,277
New Jersey - 1.98%
New Jersey Housing & Mortgage Finance Agency
2.75%, 05/01/2019	200,000	199,856
2.85%, 11/01/2019	355,000	354,411
2.95%, 05/01/2020	365,000	363,671
3.05%, 11/01/2020	260,000	258,939
3.15%, 05/01/2021	425,000	423,508
3.20%, 11/01/2021	415,000	413,436
3.25%, 05/01/2022	200,000	199,146
3.35%, 05/01/2023	980,000	974,228
3.45%, 05/01/2024	1,035,000	1,027,351
3.50%, 11/01/2024	535,000	530,907
3.55%, 05/01/2025	1,100,000	1,092,531
3.60%, 11/01/2025	570,000	566,016
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	326,410
2.17%, 11/01/2020	385,000	377,227

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.30%, 05/01/2019	$1,245,000	$1,241,850
2.35%, 11/01/2019	2,050,000	2,037,454
2.49%, 11/01/2021	430,000	419,985
2.65%, 11/01/2020	1,010,000	998,425
2.70%, 05/01/2019	360,000	359,669
2.74%, 11/01/2022	300,000	292,746
2.78%, 05/01/2021	1,000,000	988,060
2.88%, 11/01/2021	615,000	607,319
2.93%, 11/01/2023	365,000	354,984
2.99%, 11/01/2019	100,000	99,961
3.03%, 05/01/2022	1,000,000	988,800
3.05%, 05/01/2020	390,000	389,115
3.23%, 11/01/2024	360,000	352,076
3.27%, 11/01/2020	100,000	99,988
3.35%, 11/01/2020	395,000	395,561
3.37%, 11/01/2025	385,000	376,903
3.42%, 05/01/2023	2,850,000	2,841,536
3.45%, 05/01/2021	405,000	406,365
3.55%, 11/01/2021	425,000	427,486
3.57%, 11/01/2021	70,000	70,440
3.57%, 11/01/2026	435,000	427,422
3.62%, 11/01/2027	695,000	679,738
3.65%, 05/01/2022	430,000	433,655
3.72%, 11/01/2022	125,000	126,064
3.72%, 11/01/2028	285,000	277,624
3.80%, 11/01/2022	450,000	456,435
3.90%, 05/01/2023	460,000	467,558
4.00%, 11/01/2023	475,000	484,757
4.10%, 05/01/2024	485,000	495,922
4.20%, 11/01/2024	505,000	517,539
4.22%, 11/01/2032	1,355,000	1,325,881
4.57%, 11/01/2027	900,000	916,101
4.63%, 11/01/2036	335,000	333,007
4.70%, 11/01/2037	500,000	497,660
4.87%, 11/01/2047	1,300,000	1,309,386
4.88%, 11/01/2029	2,500,000	2,574,325
4.89%, 11/01/2032	1,435,000	1,457,716
4.97%, 11/01/2051	345,000	349,037
5.00%, 11/01/2046	425,000	431,099
5.09%, 11/01/2043	4,785,000	4,830,505
		39,247,791
New Mexico - 0.30%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	591,189	548,222
2.60%, 09/01/2040	4,075,000	3,790,320
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,635,000	1,663,237
		6,001,779
New York - 4.84%
New York City Housing Development Corp.
1.36%, 05/01/2019	1,535,000	1,525,391
1.46%, 11/01/2019	1,000,000	985,660
1.63%, 05/01/2020	2,250,000	2,200,680
1.69%, 05/01/2019	165,000	164,182

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
1.73%, 11/01/2020	$1,230,000	$1,194,539
1.83%, 02/01/2019	600,000	598,986
1.83%, 05/01/2021	1,830,000	1,768,549
1.93%, 11/01/2021	615,000	591,550
1.94%, 11/01/2019	290,000	287,062
1.98%, 08/01/2019	350,000	347,648
2.01%, 05/01/2019	1,270,000	1,265,364
2.04%, 05/01/2022	500,000	478,610
2.11%, 02/01/2020	270,000	266,744
2.14%, 11/01/2022	100,000	95,383
2.20%, 05/01/2020	345,000	340,115
2.21%, 08/01/2020	100,000	98,341
2.37%, 05/01/2024	500,000	469,900
2.43%, 05/01/2019	420,000	419,177
2.46%, 05/01/2021	500,000	490,435
2.47%, 02/01/2022	320,000	311,958
2.47%, 11/01/2024	135,000	126,268
2.56%, 11/01/2021	500,000	489,585
2.57%, 08/01/2022	370,000	360,213
2.59%, 11/01/2019	820,000	816,417
2.60%, 02/01/2023	300,000	290,409
2.62%, 05/01/2026	500,000	463,005
2.64%, 11/01/2021	750,000	735,990
2.70%, 08/01/2023	280,000	270,746
2.71%, 05/01/2022	250,000	244,623
2.74%, 05/01/2022	710,000	695,360
2.77%, 11/01/2021	1,295,000	1,277,077
2.77%, 11/01/2026	1,000,000	930,960
2.81%, 11/01/2022	300,000	293,400
2.82%, 05/01/2027	1,000,000	926,470
2.84%, 11/01/2022	1,000,000	979,020
2.85%, 02/01/2024	150,000	145,278
2.88%, 11/01/2021	180,000	177,835
2.89%, 05/01/2023	450,000	438,768
2.95%, 05/01/2022	1,610,000	1,587,702
2.95%, 08/01/2024	150,000	145,087
2.98%, 05/01/2023	1,245,000	1,218,382
2.99%, 11/01/2023	270,000	263,342
3.02%, 05/01/2022	255,000	252,047
3.02%, 11/01/2022	3,000,000	2,956,980
3.03%, 11/01/2023	500,000	488,520
3.03%, 02/01/2025	350,000	338,404
3.05%, 11/01/2022	705,000	695,631
3.08%, 08/01/2025	250,000	241,205
3.10%, 10/01/2046	8,277,270	7,904,793
3.11%, 02/01/2019	1,775,000	1,775,568
3.11%, 05/01/2023	1,525,000	1,500,554
3.12%, 05/01/2023	4,000,000	3,937,680
3.13%, 02/01/2026	475,000	458,223
3.16%, 11/01/2023	1,550,000	1,523,573
3.18%, 05/01/2024	1,070,000	1,047,894
3.18%, 08/01/2026	325,000	313,173
3.19%, 05/01/2024	535,000	524,257
3.23%, 11/01/2024	725,000	707,158
3.23%, 02/01/2027	400,000	385,092

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.26%, 11/01/2022	$1,500,000	$1,491,660
3.28%, 05/01/2025	1,060,000	1,034,072
3.28%, 08/01/2027	425,000	407,966
3.29%, 11/01/2024	1,065,000	1,042,262
3.31%, 11/01/2024	1,610,000	1,577,333
3.33%, 11/01/2025	750,000	730,620
3.33%, 02/01/2028	300,000	287,355
3.36%, 05/01/2023	2,150,000	2,137,616
3.36%, 05/01/2025	535,000	524,519
3.38%, 08/01/2028	525,000	501,826
3.43%, 02/01/2020	1,830,000	1,835,142
3.43%, 02/01/2029	400,000	379,956
3.45%, 11/01/2022	570,000	570,764
3.46%, 11/01/2025	755,000	741,697
3.47%, 11/01/2023	995,000	991,707
3.48%, 08/01/2029	735,000	698,544
3.51%, 05/01/2026	1,025,000	1,008,129
3.56%, 11/01/2026	505,000	497,425
3.58%, 08/01/2020	1,215,000	1,221,476
3.61%, 11/01/2027	1,110,000	1,087,400
3.61%, 11/01/2027	240,000	235,807
3.70%, 11/01/2025	325,000	323,914
3.71%, 11/01/2028	395,000	385,761
3.75%, 11/01/2024	3,050,000	3,058,845
3.81%, 11/01/2029	700,000	680,967
3.89%, 11/01/2029	995,000	977,100
3.90%, 11/01/2026	3,295,000	3,320,536
4.00%, 11/01/2027	2,475,000	2,494,825
4.10%, 11/01/2028	1,290,000	1,298,553
4.97%, 05/01/2019	305,000	307,525
6.42%, 11/01/2039	2,050,000	2,077,941
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	933,953
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	747,463
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	185,000	185,302
5.05%, 08/15/2039 (e)	1,235,000	1,235,889
New York State Mortgage Agency
3.07%, 04/01/2023	490,000	481,680
3.40%, 10/01/2022	1,815,000	1,819,083
3.50%, 04/01/2022	100,000	100,612
3.87%, 10/01/2025	4,355,000	4,385,703
		95,645,891
North Carolina - 0.25%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	415,188
2.81%, 07/01/2035	3,495,000	3,405,004
3.41%, 07/01/2022	280,000	279,807
4.01%, 01/01/2026	745,000	752,785
		4,852,784
Ohio - 0.30%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	5,780,815	5,464,662

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
3.25%, 03/01/2046	$577,849	$553,290
		6,017,952
Oregon - 0.05%
Oregon State
2.87%, 05/01/2021	320,000	319,558
3.09%, 05/01/2023	370,000	369,919
3.89%, 05/01/2037	205,000	201,972
		891,449
Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	490,125
4.01%, 06/01/2033	900,000	887,517
5.41%, 06/01/2022	500,000	528,385
6.39%, 06/01/2024	225,000	247,104
		2,153,131
Rhode Island - 0.27%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	210,586
2.45%, 10/01/2021	125,000	122,158
2.60%, 04/01/2022	335,000	328,139
2.70%, 10/01/2022	245,000	239,789
2.93%, 10/01/2023	110,000	107,561
3.03%, 04/01/2024	200,000	195,926
3.13%, 10/01/2024	245,000	240,325
3.17%, 04/01/2025	385,000	377,878
3.27%, 10/01/2025	490,000	482,214
3.39%, 04/01/2026	505,000	498,571
3.44%, 10/01/2026	510,000	502,982
3.49%, 04/01/2027	520,000	514,171
3.77%, 10/01/2027	1,000,000	1,002,520
4.07%, 10/01/2032	500,000	496,875
		5,319,695
South Carolina - 0.13%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	2,300,000	2,208,713
4.00%, 07/01/2034	270,000	271,482
		2,480,195
South Dakota - 0.07%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	1,095,000	1,088,309
3.80%, 05/01/2031	210,000	209,746
		1,298,055
Tennessee - 0.03%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	585,000	584,228

Texas - 0.62%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	477,157
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,510,000	3,403,928

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Texas State Department of Housing & Community Affairs
2.29%, 09/01/2036 (d)	$2,500,000	$2,500,000
3.10%, 09/01/2047	1,452,171	1,365,999
3.18%, 03/01/2039	2,940,000	2,782,945
Texas State Woman's University
1.73%, 07/01/2019	280,000	277,934
2.36%, 07/01/2021	290,000	283,788
University of North Texas
3.86%, 04/15/2032	1,250,000	1,245,887
		12,337,638
Utah - 0.25%
Utah State Housing Corp.
2.05%, 01/01/2043	1,488,000	1,388,765
2.20%, 07/01/2041	1,615,000	1,492,551
2.69%, 01/01/2048	1,931,000	1,806,084
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	100,954
4.40%, 05/01/2019	200,000	202,152
		4,990,506
Virginia - 0.76%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	509,030
Virginia State Housing Development Authority
3.10%, 06/25/2041	6,548,667	6,193,009
3.25%, 08/25/2042	171,084	163,096
3.40%, 12/01/2026	500,000	495,970
3.57%, 10/01/2026	2,000,000	2,002,600
4.25%, 10/25/2043	991,665	1,003,694
4.30%, 12/25/2043	1,982,114	2,006,871
5.50%, 06/25/2034	1,402,436	1,407,302
5.50%, 03/25/2036	1,341,889	1,346,988
		15,128,560
Washington - 0.20%
King County Housing Authority
6.38%, 12/31/2046	3,580,000	3,617,447
Washington State Housing Finance Commission
2.55%, 01/15/2037 (d)	275,000	275,000
		3,892,447
West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	244,465
2.05%, 11/01/2020	325,000	315,543
2.30%, 11/01/2021	500,000	481,040
		1,041,048
TOTAL MUNICIPAL BONDS (Cost $363,377,763)		355,109,584

ASSET-BACKED SECURITIES - 4.24%
FREED Trust
3.61%, 07/18/2024 (f)	4,696,010	4,689,726
3.99%, 10/20/2025 (f)	8,792,147	8,789,198
Invitation Homes Trust
3.21%, (ICE LIBOR USD 1 Month+0.900%), 06/17/2037 (f)	3,355,003	3,343,227

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	$1,166,346	$1,153,258
4.01%, 06/22/2043 (f)	3,103,958	3,090,381
4.20%, 02/22/2044 (f)	6,411,141	6,398,902
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,075,459
Oportun Funding VI
3.23%, 06/08/2023 (f)	8,000,000	7,897,956
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,297,570
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	18,751,738
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,520,169
TES
4.12%, 02/20/2048 (f)	1,645,646	1,567,609
4.33%, 10/20/2047 (f)	4,130,443	4,054,419
Tesla Auto Lease Trust
2.32%, 12/20/2019 (f)	223,294	222,471
TOTAL ASSET-BACKED SECURITIES (Cost $84,580,885)		83,852,083

CORPORATE BONDS - 1.66%
Apple
3.00%, 06/20/2027	4,845,000	4,519,817
Bank of America
3.50%, (ICE LIBOR USD 3 Month+0.630%), 05/17/2022	13,550,000	13,478,204
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,952,122
ERP Operating
4.15%, 12/01/2028	1,000,000	999,210
Local Initiatives Support Corp
3.01%, 03/01/2022	2,760,000	2,716,606
Reinvestment Fund
3.29%, 02/15/2021	105,000	104,427
3.38%, 02/15/2022	425,000	422,019
3.48%, 02/15/2023	2,450,000	2,427,905
Salvation Army
2.79%, 09/01/2019	1,465,000	1,461,761
5.64%, 09/01/2026	4,400,000	4,753,750
TOTAL CORPORATE BONDS (Cost $32,891,504)		32,835,821

SHORT-TERM INVESTMENT - 4.19%
First American Government Obligations Fund, Institutional Class, 2.12% (h)	82,830,362	82,830,362
TOTAL SHORT-TERM INVESTMENT (Cost $82,830,362)		82,830,362

Total Investments (Cost $2,049,505,158) - 100.29%		$1,983,278,356
Liabilities in Excess of Other Assets, Net - (0.29)%		(5,779,038)
NET ASSETS - 100.00%		$1,977,499,318

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

(c)	The rate shown is the effective yield at the time of purchase.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2018, these securities amounted to $83,852,083, which represents 4.24% of total net assets.

(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2018 is $10,473,905, which represents 0.53% of total net assets..

(h)	The rate shown is the 7-day effective yield as of November 30, 2018.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2018.

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,418,176,601	$10,473,905		$1,428,650,506
Municipal Bonds	—	355,109,584	—		355,109,584
Asset—Backed Securities	—	83,852,083	—		83,852,083
Corporate Bonds	—	32,835,821	—		32,835,821
Short—Term Investment	82,830,362	—	—		82,830,362
Total Investments in Securities	$82,830,362	$1,889,974,089	$10,473,905	*	$1,983,278,356

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$13,274,204
Accrued discounts/premiums	(2,083)
Realized gain/(loss)	(5,866)
Change in appreciation/(depreciation)	(94,649)
Purchases	(2,518,750)
Sales	(174,993)
Amortization sold	(3,958)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2018	$10,473,905
Change in unrealized losses included in earnings related to securities still held at reporting date	$(62,594)

For the six month period ended November 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of November 30, 2018

Assets:
Investments, at fair value (identified cost — $2,049,505,158)	$1,983,278,356
Receivables:
Interest	7,124,881
Capital shares sold	283,509
Prepaid expenses	237,746
Total Assets	$1,990,924,492
Liabilities:
Payables:
Investment securities purchased	$7,385,470
Distributions to Shareholders	2,344,209
Capital shares redeemed	2,251,092
Investment advisory fees	485,978
Distribution fees	258,349
Shareholder servicing fees	223,889
Administration fees	90,275
Trustees' fees	48,421
Due to Custodian	70,435
Other accrued expenses	267,056
Total Liabilities	$13,425,174
Net Assets:	$1,977,499,318
Net Assets consist of:
Paid-in capital	$2,096,382,862
Total distributable loss	(118,883,544)
Net Assets	$1,977,499,318
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 131,898,831 shares outstanding)	$1,342,627,094
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 57,192,955 shares outstanding)	$581,422,919
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,259,420 shares outstanding)	$53,449,305
Net Asset Value, offering and redemption price per share — CRA Shares	$10.18
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.17
Net Asset Value, offering and redemption price per share — Retail Shares	$10.16

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

Statement of Operations for the six-month period ended November 30, 2018

Investment Income:
Interest	$29,885,990
Dividends	431,882
Total investment income	30,317,872
Expenses:
Investment advisory fees	2,967,209
Distribution fees — CRA Shares	1,714,274
Distribution fees — Retail Shares	69,269
Special administrative services fees — CRA Shares	1,371,434
Shareholder servicing fees — Retail Shares	27,707
Accounting and administration fees	551,045
Professional fees	256,612
Trustees' fees	233,279
Transfer agent fees	130,710
Custodian fees	118,373
Insurance expense	108,584
Chief Compliance Officer fees	90,723
Registration and filing expenses	49,141
Printing fees	47,043
Other	88,304
Net expenses	7,823,707
Net investment income	22,494,165
Realized and unrealized gain on investments:
Net realized loss on investments	(6,901,784)
Net change in unrealized appreciation/(depreciation) on investments	(19,531,487)
Net realized and unrealized loss on investments	(26,433,271)
Net decrease in net assets resulting from operations:	$(3,939,106)

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Fiscal Year Ended May 31, 2018
Operations:
Net investment income	$22,494,165	$42,641,656
Net realized loss on investments	(6,901,784)	(8,512,006)
Net change in unrealized appreciation/(depreciation) on investments	(19,531,487)	(50,439,395)
Net decrease in net assets resulting from operations	(3,939,106)	(16,309,745)
Distributions to shareholders:(1)
CRA Shares	(16,092,672)	(34,067,302)
Institutional Shares	(7,844,089)	(11,875,673)
Retail Shares	(677,915)	(1,346,126)
Total distributions	(24,614,676)	(47,289,101)
Capital share transactions:
CRA Shares
Shares issued	13,856,029	114,245,101 (3)
Shares reinvested	4,198,976	10,512,351
Shares redeemed	(61,631,786)	(252,425,712)
	(43,576,781)	(127,668,260)
Institutional Shares
Shares issued	132,200,383	241,322,375 (3)
Shares reinvested	5,847,718	8,846,672
Shares redeemed	(63,888,328)	(93,490,706)
	74,159,773	156,678,341
Retail Shares
Shares issued	4,503,628	13,626,419
Shares reinvested	663,163	1,320,567
Shares redeemed	(8,272,207)	(23,026,082)
	(3,105,416)	(8,079,096)
Increase in net assets from capital share transactions	27,477,576	20,930,985
Decrease in net assets	(1,076,206)	(42,667,861)
Net Assets:
Beginning of period/year	1,978,575,524	2,021,243,385
End of period/year(2)	$1,977,499,318	$1,978,575,524

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

Statements of Changes in Net Assets (Concluded)

	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Fiscal Year Ended May 31, 2018

Share Transactions:
CRA Shares Shares issued	1,355,256	10,848,300 (3)
Shares reinvested	410,721	1,000,887
Shares redeemed	(6,017,687)	(24,296,725)
Decrease in shares	(4,251,710)	(12,447,538)
CRA Shares outstanding at beginning of year	136,150,541	148,598,079
CRA Shares at end of year	131,898,831	136,150,541
Institutional Shares Shares issued	12,929,861	22,998,030 (3)
Shares reinvested	572,734	845,278
Shares redeemed	(6,253,540)	(8,912,268)
Increase in shares	7,249,055	14,931,040
Institutional Shares outstanding at beginning of year	49,943,900	35,012,860
Institutional Shares at end of year	57,192,955	49,943,900
Retail Shares Shares issued	440,414	1,304,229
Shares reinvested	64,976	126,014
Shares redeemed	(809,006)	(2,184,158)
Decrease in shares	(303,616)	(753,915)
Retail Shares outstanding at beginning of year	5,563,036	6,316,951
Retail Shares at end of year	5,259,420	5,563,036

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).

(2)	Includes undistributed net investment income of $533 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (See Note 8).

(3)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 7).

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

				CRA Shares
	For the Six-Month Period Ended November 30, 2018 (Unaudited)		For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Period/Year	$10.33		$10.64	$10.83	$10.82	$10.70	$10.91
Investment Operations:
Net investment income(a)	0.11		0.21	0.20	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.14)		(0.29)	(0.15)	0.04	0.15	(0.17)
Total from investment operations	(0.03)		(0.08)	0.05	0.24	0.35	0.03
Distributions from:
Net investment income	(0.12)		(0.23)	(0.24)	(0.23)	(0.23)	(0.22)
Net capital gains	—		—	—	—	—	(0.02)
Total distributions	(0.12)		(0.23)	(0.24)	(0.23)	(0.23)	(0.24)
Net Asset Value, End of Period/Year	$10.18		$10.33	$10.64	$10.83	$10.82	$10.70
Total return(b)	(0.28)%		(0.75)%	0.44%	2.22%	3.34%	0.37%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,342,627		$1,406,055	$1,581,811	$1,518,857	$1,464,075	$1,380,547
Ratio of expenses to average net assets Before fee waiver	0.92	%(c)	0.91%	0.90%	0.91%	0.92%	0.94%
Ratio of net investment income to average net assets	2.15	%(c)	1.97%	1.91%	1.87%	1.89%	1.91%
Portfolio turnover rate	13	%(d)	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

				Institutional Shares
	For the Six-Month Period Ended November 30, 2018 (Unaudited)		For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Period/Year	$10.31		$10.63	$10.82	$10.81	$10.69	$10.91
Investment Operations:
Net investment income(a)	0.13		0.25	0.25	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.13)		(0.29)	(0.16)	0.04	0.15	(0.18)
Total from investment operations	—		(0.04)	0.09	0.29	0.40	0.07
Distributions from:
Net investment income	(0.14)		(0.28)	(0.28)	(0.28)	(0.28)	(0.27)
Net capital gains	—		—	—	—	—	(0.02)
Total distributions	(0.14)		(0.28)	(0.28)	(0.28)	(0.28)	(0.29)
Net Asset Value, End of Period/Year	$10.17		$10.31	$10.63	$10.82	$10.81	$10.69
Total return(b)	0.04%		(0.40)%	0.90%	2.69%	3.71%	0.83%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$581,423		$515,163	$372,299	$294,757	$172,736	$151,654
Ratio of expenses to average net assets Before fee waiver	0.47	%(c)	0.46%	0.45%	0.46%	0.47%	0.48%
Ratio of net investment income to average net assets	2.60	%(c)	2.43%	2.36%	2.32%	2.34%	2.36%
Portfolio turnover rate	13	%(d)	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Concluded)

				Retail Shares
	For the Six-Month Period Ended November 30, 2018 (Unaudited)		For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Period/Year	$10.31		$10.63	$10.81	$10.80	$10.68	$10.89
Investment Operations:
Net investment income(a)	0.12		0.22	0.22	0.21	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.14)		(0.30)	(0.15)	0.04	0.15	(0.17)
Total from investment operations	(0.02)		(0.08)	0.07	0.25	0.36	0.04
Distributions from:
Net investment income	(0.13)		(0.24)	(0.25)	(0.24)	(0.24)	(0.23)
Net capital gains	—		—	—	—	—	(0.02)
Total distributions	(0.13)		(0.24)	(0.25)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Period/Year	$10.16		$10.31	$10.63	$10.81	$10.80	$10.68
Total return(b)	(0.23)%		(0.75)%	0.64%	2.34%	3.35%	0.57%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$53,449		$57,358	$67,133	$86,141	$33,755	$35,103
Ratio of expenses to average net assets Before fee waiver	0.82	%(c)	0.81%	0.80%	0.81%	0.82%	0.83%
Ratio of net investment income to average net assets	2.24	%(c)	2.07%	2.01%	1.97%	1.99%	2.01%
Portfolio turnover rate	13	%(d)	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

Notes to Financial Statements November 30, 2018

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2018, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $10,473,905.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

42	The Community Reinvestment Act Qualified Investment Fund

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2018, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,612,796	Matrix Pricing	Structure

2 out of lockout with remaining maturity term range 2.74 - 6.93 years (4.83 year average maturity). The remaining FHA securities have a lockout range 3.34 - 6.05 years (4.31 year average lockout) and remaining maturity term range 28.44 - 31.78 years (29.60 year average maturity range).

			Remaining Average Life	0.30-6.77 (3.11) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+222 - N+235 (N+232)
			Offered Quotes variance to Mark	-0.66% - +2.08% (0.31%)

(Unaudited)	43

Financial Asset	Fair Value at November 30, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - Small Business Administration	$ 192,923	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	0.61 - 4.20 (2.41) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N-43 - N+132 (N+45)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$ 668,186	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	2.64 years
			Coupon	5.28%
			Spread to Benchmark	N+50
			Offered Quotes variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

44	The Community Reinvestment Act Qualified Investment Fund

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that

(Unaudited)	45

provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2018 were as follows:

	Shares	Amount
CRA Shares
Shares issued	1,355,256	$13,856,029
Shares reinvested	410,721	4,198,976
Shares redeemed	(6,017,687)	(61,631,786)
Net Decrease	(4,251,710)	$(43,576,781)
Institutional Shares
Shares issued	12,929,861	$132,200,383
Shares reinvested	572,734	5,847,718
Shares redeemed	(6,253,540)	(63,888,328)
Net Increase	7,249,055	$74,159,773
Retail Shares
Shares issued	440,414	$4,503,628
Shares reinvested	64,976	663,163
Shares redeemed	(809,006)	(8,272,207)
Net Decrease	(303,616)	$(3,105,416)

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
CRA Shares
Shares issued (a)	10,848,300	$114,245,101
Shares reinvested	1,000,887	10,512,351
Shares redeemed	(24,296,725)	(252,425,712)
Net Decrease	(12,447,538)	$(127,668,260)
Institutional Shares
Shares issued (a)	22,998,030	$241,322,375
Shares reinvested	845,278	8,846,672
Shares redeemed	(8,912,268)	(93,490,706)
Net Increase	14,931,040	$156,678,341
Retail Shares
Shares issued	1,304,229	$13,626,419

46	The Community Reinvestment Act Qualified Investment Fund

	Shares	Amount
Shares reinvested	126,014	$1,320,567
Shares redeemed	(2,184,158)	(23,026,082)
Net Decrease	(753,915)	$(8,079,096)

(a) Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2018, were as follows:

Purchases:
U.S. Government	$147,561,579
Other	94,886,660
Sales and Maturities:
U.S. Government	$163,376,501
Other	84,906,431

At November 30, 2018, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,049,505,158
Gross unrealized appreciation	3,840,981
Gross unrealized depreciation	(70,067,783)
Net depreciation on investments	$(66,226,802)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2018, the Advisor was entitled to receive advisory fees of $2,967,209.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2018, the Advisor was entitled to receive fees of $1,371,434 pursuant to the Special Administrative Services Agreement.

(Unaudited)	47

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2018, the Fund incurred distribution expenses of $1,714,274 and $69,269 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2019. For the six-month period ended November 30, 2018, the Fund incurred expenses under the Services Plan of $27,707.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2018.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

48	The Community Reinvestment Act Qualified Investment Fund

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2018	Fiscal Year Ended May 31, 2017
Distributions declared from:
Ordinary income	$47,289,101	$44,569,067
Total Distributions	$47,289,101	$44,569,067

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2018, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,374,936
Capital loss carryforwards	(32,598,695)
Post-October losses	(10,842,772)
Other temporary differences	(2,175,878)
Unrealized depreciation, net	(48,087,354)
Accumulated losses, net	$(90,329,763)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2018, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 8,573,455	$ 24,025,240	$ 32,598,695

Post October losses represent losses realized on investment transactions from November 1, 2017 through May 31, 2018 that, in accordance with Federal income tax regulations, the Fund elected to defer $1,853,591 short-term and $8,989,181 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and asset-backed securities. Investments in these issues could represent a concentration of credit risk.

(Unaudited)	49

Note 7 – IN-KIND TRANSACTIONS

During the year ended May 31, 2018, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value of $24,211,584. In return, the Fund issued 2,287,514 CRA Shares and 916 Institutional Shares. There were no in-kind transactions for the six-month period ended November 30, 2018.

Note 8 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 10 – CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 2, 2018, the Trust by action of the Board upon the recommendation of the Trust’s Audit Committee engaged Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending May 31, 2019. During the Fund’s fiscal years ended May 31, 2018 and May 31, 2017, neither the Trust, the Fund nor anyone on their behalf has consulted with Deloitte & Touche LLP on items which (i) concerned the application of accounting principles

50	The Community Reinvestment Act Qualified Investment Fund

to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended (“Regulation S-K”)) or reportable events (as described in paragraph (a)(l)(v) of said Item 304).

Grant Thornton LLP (“Grant Thornton”) was dismissed as the independent registered public accounting firm to the Trust effective November 6, 2018. Grant Thornton’s reports on the Fund’s financial statements for the fiscal years ended May 31, 2018 and May 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended May 31, 2018 and May 31, 2017, (i) there were no disagreements with Grant Thornton on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Grant Thornton, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(l)(v) of Regulation S-K.

Note 11 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 7, 2019

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 7, 2019